Shareholder Report	6 Months Ended	12 Months Ended
	Jul. 01, 2024	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Natixis Funds Trust I
Entity Central Index Key		0000770540
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2024
C000178444
Shareholder Report [Line Items]
Fund Name		Mirova Global Green Bond Fund
Class Name		Class A
Trading Symbol		MGGAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Mirova Global Green Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$91	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

In 2024, the Mirova Global Green Bond Fund lagged in overall performance which can be attributed to movements on the yield curve.

Top Contributors to Performance

•Allocation had a positive impact on the Fund during the year due to its long position on credit, while US and Euro credit spreads compressed.

•Issue selection during the year was also positive. The largest contributors to this outperformance were among the corporate holdings, namely Altarea, Johnson Controls, and EIB.

Top Detractors from Performance

•The Fund's duration and curve strategy during the year incurred a cost, negatively impacting performance.

•Yield curve positioning on the CAD zone, Euro zone and USD zone were negative throughout the year.

•Among the worst detractors were Philips, Vestas, and Credit Mutuelle Arkea.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class A with load	Bloomberg Global Aggregate Bond Index - USD Hedged	Bloomberg MSCI Global Green Bond Index - USD Hedged
02/2017	$9,579	$10,000	$10,000
03/2017	$9,502	$9,995	$9,984
04/2017	$9,598	$10,063	$10,076
05/2017	$9,646	$10,122	$10,149
06/2017	$9,607	$10,094	$10,103
07/2017	$9,655	$10,127	$10,153
08/2017	$9,741	$10,219	$10,266
09/2017	$9,689	$10,172	$10,216
10/2017	$9,747	$10,215	$10,295
11/2017	$9,756	$10,231	$10,316
12/2017	$9,719	$10,253	$10,302
01/2018	$9,631	$10,180	$10,217
02/2018	$9,631	$10,157	$10,217
03/2018	$9,701	$10,242	$10,293
04/2018	$9,662	$10,203	$10,271
05/2018	$9,691	$10,242	$10,322
06/2018	$9,713	$10,261	$10,362
07/2018	$9,713	$10,263	$10,368
08/2018	$9,752	$10,295	$10,422
09/2018	$9,697	$10,256	$10,372
10/2018	$9,697	$10,236	$10,372
11/2018	$9,717	$10,286	$10,404
12/2018	$9,781	$10,434	$10,515
01/2019	$9,912	$10,545	$10,648
02/2019	$9,952	$10,557	$10,694
03/2019	$10,156	$10,747	$10,923
04/2019	$10,186	$10,753	$10,961
05/2019	$10,298	$10,908	$11,095
06/2019	$10,517	$11,061	$11,327
07/2019	$10,659	$11,148	$11,494
08/2019	$10,922	$11,400	$11,757
09/2019	$10,814	$11,348	$11,675
10/2019	$10,773	$11,328	$11,613
11/2019	$10,732	$11,315	$11,596
12/2019	$10,676	$11,292	$11,529
01/2020	$10,924	$11,495	$11,801
02/2020	$11,027	$11,636	$11,929
03/2020	$10,434	$11,455	$11,460
04/2020	$10,774	$11,640	$11,743
05/2020	$10,795	$11,673	$11,771
06/2020	$10,969	$11,732	$11,922
07/2020	$11,186	$11,860	$12,093
08/2020	$11,134	$11,774	$12,027
09/2020	$11,216	$11,817	$12,125
10/2020	$11,268	$11,818	$12,192
11/2020	$11,434	$11,885	$12,265
12/2020	$11,489	$11,922	$12,298
01/2021	$11,425	$11,858	$12,244
02/2021	$11,233	$11,673	$12,021
03/2021	$11,267	$11,627	$11,990
04/2021	$11,234	$11,658	$11,967
05/2021	$11,202	$11,684	$11,972
06/2021	$11,261	$11,741	$12,037
07/2021	$11,369	$11,887	$12,248
08/2021	$11,315	$11,863	$12,200
09/2021	$11,230	$11,751	$12,055
10/2021	$11,165	$11,720	$11,991
11/2021	$11,252	$11,804	$12,132
12/2021	$11,142	$11,756	$12,016
01/2022	$10,933	$11,571	$11,806
02/2022	$10,625	$11,417	$11,524
03/2022	$10,473	$11,171	$11,233
04/2022	$10,083	$10,871	$10,828
05/2022	$9,927	$10,856	$10,691
06/2022	$9,548	$10,691	$10,398
07/2022	$9,971	$10,963	$10,872
08/2022	$9,536	$10,677	$10,366
09/2022	$9,101	$10,334	$9,935
10/2022	$9,135	$10,299	$9,925
11/2022	$9,514	$10,562	$10,278
12/2022	$9,277	$10,437	$9,972
01/2023	$9,568	$10,677	$10,263
02/2023	$9,359	$10,507	$10,054
03/2023	$9,498	$10,740	$10,267
04/2023	$9,545	$10,795	$10,312
05/2023	$9,510	$10,753	$10,308
06/2023	$9,475	$10,746	$10,299
07/2023	$9,533	$10,750	$10,341
08/2023	$9,533	$10,736	$10,359
09/2023	$9,359	$10,551	$10,170
10/2023	$9,370	$10,476	$10,171
11/2023	$9,695	$10,836	$10,520
12/2023	$10,064	$11,183	$10,925
01/2024	$9,993	$11,161	$10,887
02/2024	$9,910	$11,084	$10,788
03/2024	$10,028	$11,184	$10,928
04/2024	$9,851	$11,004	$10,770
05/2024	$9,898	$11,101	$10,826
06/2024	$9,969	$11,198	$10,886
07/2024	$10,182	$11,414	$11,123
08/2024	$10,253	$11,539	$11,204
09/2024	$10,372	$11,673	$11,344
10/2024	$10,265	$11,515	$11,249
11/2024	$10,466	$11,652	$11,458
12/2024	$10,323	$11,562	$11,344

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 2/28/17
Class A at NAV	2.57%	(0.67%)	0.96%
Class A with 4.25% MSCFootnote Reference1	(1.82%)	(1.53%)	0.41%
Bloomberg Global Aggregate Bond Index - USD Hedged	3.40%	0.48%	1.86%
Bloomberg MSCI Global Green Bond Index - USD Hedged	3.83%	(0.32%)	1.62%

Performance Inception Date		Feb. 28, 2017
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 38,096,678
Holdings Count | Holding		82
Advisory Fees Paid, Amount		$ 17,744
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$38,096,678
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	82
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$17,744

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	14.3%
Special Purpose	4.6%
Supra-National	5.0%
Financial	8.1%
Bank	9.0%
Industrial	15.3%
Utility-Electric	15.6%
Government National	28.1%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	22.8%
Denmark	3.0%
Sweden	3.4%
Supranationals	5.0%
France	6.6%
Spain	6.6%
Netherlands	8.0%
United Kingdom	9.4%
Italy	10.4%
United States	11.0%
Germany	13.8%

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
C000178445
Shareholder Report [Line Items]
Fund Name		Mirova Global Green Bond Fund
Class Name		Class N
Trading Symbol		MGGNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Mirova Global Green Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$61	0.60%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 61
Expense Ratio, Percent		0.60%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

In 2024, the Mirova Global Green Bond Fund lagged in overall performance which can be attributed to movements on the yield curve.

Top Contributors to Performance

•Allocation had a positive impact on the Fund during the year due to its long position on credit, while US and Euro credit spreads compressed.

•Issue selection during the year was also positive. The largest contributors to this outperformance were among the corporate holdings, namely Altarea, Johnson Controls, and EIB.

Top Detractors from Performance

•The Fund's duration and curve strategy during the year incurred a cost, negatively impacting performance.

•Yield curve positioning on the CAD zone, Euro zone and USD zone were negative throughout the year.

•Among the worst detractors were Philips, Vestas, and Credit Mutuelle Arkea.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	Bloomberg Global Aggregate Bond Index - USD Hedged	Bloomberg MSCI Global Green Bond Index - USD Hedged
02/2017	$10,000	$10,000	$10,000
03/2017	$9,930	$9,995	$9,984
04/2017	$10,020	$10,063	$10,076
05/2017	$10,080	$10,122	$10,149
06/2017	$10,050	$10,094	$10,103
07/2017	$10,100	$10,127	$10,153
08/2017	$10,190	$10,219	$10,266
09/2017	$10,131	$10,172	$10,216
10/2017	$10,201	$10,215	$10,295
11/2017	$10,211	$10,231	$10,316
12/2017	$10,177	$10,253	$10,302
01/2018	$10,086	$10,180	$10,217
02/2018	$10,086	$10,157	$10,217
03/2018	$10,165	$10,242	$10,293
04/2018	$10,123	$10,203	$10,271
05/2018	$10,165	$10,242	$10,322
06/2018	$10,184	$10,261	$10,362
07/2018	$10,194	$10,263	$10,368
08/2018	$10,236	$10,295	$10,422
09/2018	$10,176	$10,256	$10,372
10/2018	$10,176	$10,236	$10,372
11/2018	$10,196	$10,286	$10,404
12/2018	$10,272	$10,434	$10,515
01/2019	$10,409	$10,545	$10,648
02/2019	$10,462	$10,557	$10,694
03/2019	$10,672	$10,747	$10,923
04/2019	$10,714	$10,753	$10,961
05/2019	$10,820	$10,908	$11,095
06/2019	$11,059	$11,061	$11,327
07/2019	$11,219	$11,148	$11,494
08/2019	$11,495	$11,400	$11,757
09/2019	$11,385	$11,348	$11,675
10/2019	$11,343	$11,328	$11,613
11/2019	$11,311	$11,315	$11,596
12/2019	$11,249	$11,292	$11,529
01/2020	$11,509	$11,495	$11,801
02/2020	$11,617	$11,636	$11,929
03/2020	$10,991	$11,455	$11,460
04/2020	$11,361	$11,640	$11,743
05/2020	$11,382	$11,673	$11,771
06/2020	$11,562	$11,732	$11,922
07/2020	$11,801	$11,860	$12,093
08/2020	$11,747	$11,774	$12,027
09/2020	$11,840	$11,817	$12,125
10/2020	$11,895	$11,818	$12,192
11/2020	$12,070	$11,885	$12,265
12/2020	$12,137	$11,922	$12,298
01/2021	$12,069	$11,858	$12,244
02/2021	$11,878	$11,673	$12,021
03/2021	$11,910	$11,627	$11,990
04/2021	$11,876	$11,658	$11,967
05/2021	$11,853	$11,684	$11,972
06/2021	$11,913	$11,741	$12,037
07/2021	$12,038	$11,887	$12,248
08/2021	$11,981	$11,863	$12,200
09/2021	$11,889	$11,751	$12,055
10/2021	$11,832	$11,720	$11,991
11/2021	$11,923	$11,804	$12,132
12/2021	$11,805	$11,756	$12,016
01/2022	$11,584	$11,571	$11,806
02/2022	$11,271	$11,417	$11,524
03/2022	$11,107	$11,171	$11,233
04/2022	$10,694	$10,871	$10,828
05/2022	$10,529	$10,856	$10,691
06/2022	$10,128	$10,691	$10,398
07/2022	$10,588	$10,963	$10,872
08/2022	$10,116	$10,677	$10,366
09/2022	$9,668	$10,334	$9,935
10/2022	$9,704	$10,299	$9,925
11/2022	$10,116	$10,562	$10,278
12/2022	$9,867	$10,437	$9,972
01/2023	$10,161	$10,677	$10,263
02/2023	$9,953	$10,507	$10,054
03/2023	$10,100	$10,740	$10,267
04/2023	$10,149	$10,795	$10,312
05/2023	$10,124	$10,753	$10,308
06/2023	$10,087	$10,746	$10,299
07/2023	$10,149	$10,750	$10,341
08/2023	$10,149	$10,736	$10,359
09/2023	$9,977	$10,551	$10,170
10/2023	$9,989	$10,476	$10,171
11/2023	$10,333	$10,836	$10,520
12/2023	$10,728	$11,183	$10,925
01/2024	$10,653	$11,161	$10,887
02/2024	$10,565	$11,084	$10,788
03/2024	$10,691	$11,184	$10,928
04/2024	$10,515	$11,004	$10,770
05/2024	$10,565	$11,101	$10,826
06/2024	$10,653	$11,198	$10,886
07/2024	$10,866	$11,414	$11,123
08/2024	$10,942	$11,539	$11,204
09/2024	$11,080	$11,673	$11,344
10/2024	$10,967	$11,515	$11,249
11/2024	$11,180	$11,652	$11,458
12/2024	$11,034	$11,562	$11,344

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 2/28/17
Class N	2.85%	(0.39%)	1.26%
Bloomberg Global Aggregate Bond Index - USD Hedged	3.40%	0.48%	1.86%
Bloomberg MSCI Global Green Bond Index - USD Hedged	3.83%	(0.32%)	1.62%

Performance Inception Date		Feb. 28, 2017
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 38,096,678
Holdings Count | Holding		82
Advisory Fees Paid, Amount		$ 17,744
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$38,096,678
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	82
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$17,744

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	14.3%
Special Purpose	4.6%
Supra-National	5.0%
Financial	8.1%
Bank	9.0%
Industrial	15.3%
Utility-Electric	15.6%
Government National	28.1%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	22.8%
Denmark	3.0%
Sweden	3.4%
Supranationals	5.0%
France	6.6%
Spain	6.6%
Netherlands	8.0%
United Kingdom	9.4%
Italy	10.4%
United States	11.0%
Germany	13.8%

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
C000178446
Shareholder Report [Line Items]
Fund Name		Mirova Global Green Bond Fund
Class Name		Class Y
Trading Symbol		MGGYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Mirova Global Green Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$66	0.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

In 2024, the Mirova Global Green Bond Fund lagged in overall performance which can be attributed to movements on the yield curve.

Top Contributors to Performance

•Allocation had a positive impact on the Fund during the year due to its long position on credit, while US and Euro credit spreads compressed.

•Issue selection during the year was also positive. The largest contributors to this outperformance were among the corporate holdings, namely Altarea, Johnson Controls, and EIB.

Top Detractors from Performance

•The Fund's duration and curve strategy during the year incurred a cost, negatively impacting performance.

•Yield curve positioning on the CAD zone, Euro zone and USD zone were negative throughout the year.

•Among the worst detractors were Philips, Vestas, and Credit Mutuelle Arkea.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class Y	Bloomberg Global Aggregate Bond Index - USD Hedged	Bloomberg MSCI Global Green Bond Index - USD Hedged
02/2017	$10,000	$10,000	$10,000
03/2017	$9,920	$9,995	$9,984
04/2017	$10,020	$10,063	$10,076
05/2017	$10,080	$10,122	$10,149
06/2017	$10,040	$10,094	$10,103
07/2017	$10,090	$10,127	$10,153
08/2017	$10,180	$10,219	$10,266
09/2017	$10,130	$10,172	$10,216
10/2017	$10,191	$10,215	$10,295
11/2017	$10,201	$10,231	$10,316
12/2017	$10,166	$10,253	$10,302
01/2018	$10,075	$10,180	$10,217
02/2018	$10,075	$10,157	$10,217
03/2018	$10,153	$10,242	$10,293
04/2018	$10,112	$10,203	$10,271
05/2018	$10,153	$10,242	$10,322
06/2018	$10,171	$10,261	$10,362
07/2018	$10,171	$10,263	$10,368
08/2018	$10,213	$10,295	$10,422
09/2018	$10,162	$10,256	$10,372
10/2018	$10,162	$10,236	$10,372
11/2018	$10,183	$10,286	$10,404
12/2018	$10,257	$10,434	$10,515
01/2019	$10,405	$10,545	$10,648
02/2019	$10,436	$10,557	$10,694
03/2019	$10,656	$10,747	$10,923
04/2019	$10,688	$10,753	$10,961
05/2019	$10,804	$10,908	$11,095
06/2019	$11,042	$11,061	$11,327
07/2019	$11,190	$11,148	$11,494
08/2019	$11,477	$11,400	$11,757
09/2019	$11,367	$11,348	$11,675
10/2019	$11,324	$11,328	$11,613
11/2019	$11,282	$11,315	$11,596
12/2019	$11,218	$11,292	$11,529
01/2020	$11,489	$11,495	$11,801
02/2020	$11,597	$11,636	$11,929
03/2020	$10,970	$11,455	$11,460
04/2020	$11,339	$11,640	$11,743
05/2020	$11,361	$11,673	$11,771
06/2020	$11,539	$11,732	$11,922
07/2020	$11,778	$11,860	$12,093
08/2020	$11,724	$11,774	$12,027
09/2020	$11,816	$11,817	$12,125
10/2020	$11,871	$11,818	$12,192
11/2020	$12,045	$11,885	$12,265
12/2020	$12,099	$11,922	$12,298
01/2021	$12,043	$11,858	$12,244
02/2021	$11,852	$11,673	$12,021
03/2021	$11,883	$11,627	$11,990
04/2021	$11,849	$11,658	$11,967
05/2021	$11,826	$11,684	$11,972
06/2021	$11,884	$11,741	$12,037
07/2021	$11,997	$11,887	$12,248
08/2021	$11,952	$11,863	$12,200
09/2021	$11,859	$11,751	$12,055
10/2021	$11,791	$11,720	$11,991
11/2021	$11,893	$11,804	$12,132
12/2021	$11,774	$11,756	$12,016
01/2022	$11,554	$11,571	$11,806
02/2022	$11,229	$11,417	$11,524
03/2022	$11,076	$11,171	$11,233
04/2022	$10,664	$10,871	$10,828
05/2022	$10,499	$10,856	$10,691
06/2022	$10,099	$10,691	$10,398
07/2022	$10,558	$10,963	$10,872
08/2022	$10,087	$10,677	$10,366
09/2022	$9,640	$10,334	$9,935
10/2022	$9,675	$10,299	$9,925
11/2022	$10,075	$10,562	$10,278
12/2022	$9,838	$10,437	$9,972
01/2023	$10,132	$10,677	$10,263
02/2023	$9,923	$10,507	$10,054
03/2023	$10,070	$10,740	$10,267
04/2023	$10,119	$10,795	$10,312
05/2023	$10,083	$10,753	$10,308
06/2023	$10,058	$10,746	$10,299
07/2023	$10,107	$10,750	$10,341
08/2023	$10,119	$10,736	$10,359
09/2023	$9,936	$10,551	$10,170
10/2023	$9,948	$10,476	$10,171
11/2023	$10,291	$10,836	$10,520
12/2023	$10,693	$11,183	$10,925
01/2024	$10,605	$11,161	$10,887
02/2024	$10,530	$11,084	$10,788
03/2024	$10,655	$11,184	$10,928
04/2024	$10,480	$11,004	$10,770
05/2024	$10,518	$11,101	$10,826
06/2024	$10,605	$11,198	$10,886
07/2024	$10,831	$11,414	$11,123
08/2024	$10,906	$11,539	$11,204
09/2024	$11,044	$11,673	$11,344
10/2024	$10,918	$11,515	$11,249
11/2024	$11,144	$11,652	$11,458
12/2024	$10,992	$11,562	$11,344

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 2/28/17
Class Y	2.80%	(0.41%)	1.21%
Bloomberg Global Aggregate Bond Index - USD Hedged	3.40%	0.48%	1.86%
Bloomberg MSCI Global Green Bond Index - USD Hedged	3.83%	(0.32%)	1.62%

Performance Inception Date		Feb. 28, 2017
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 38,096,678
Holdings Count | Holding		82
Advisory Fees Paid, Amount		$ 17,744
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$38,096,678
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	82
Portfolio Turnover Rate	10%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$17,744

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	14.3%
Special Purpose	4.6%
Supra-National	5.0%
Financial	8.1%
Bank	9.0%
Industrial	15.3%
Utility-Electric	15.6%
Government National	28.1%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	22.8%
Denmark	3.0%
Sweden	3.4%
Supranationals	5.0%
France	6.6%
Spain	6.6%
Netherlands	8.0%
United Kingdom	9.4%
Italy	10.4%
United States	11.0%
Germany	13.8%

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
C000167845
Shareholder Report [Line Items]
Fund Name		Mirova Global Sustainable Equity Fund
Class Name		Class A
Trading Symbol		ESGMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Mirova Global Sustainable Equity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$128	1.20%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 128
Expense Ratio, Percent		1.20%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

While the Fund delivered strong absolute returns for the full year, it lagged in overall performance mainly due to fourth quarter results as the Fund was underexposed to some of the areas expected to benefit under a Trump presidency. This included U.S. stocks, bank and energy stocks, and lower quality and procyclical areas. Certain companies also faced industry-wide or company-specific challenges.

Top Contributors to Performance

• Lack of exposure to the Energy and Real Estate sectors and an underweight to Consumer Staples contributed to performance.

• Stock selection in Health Care (Eli Lilly and Intuitive Surgical) and Materials (Smurfit Westrock and not owning mining companies) contributed.

•Nvidia, Taiwan Semi and eBay were the largest contributors to performance.

Top Detractors from Performance

•An overweight to Health Care and Materials, and underweight to Communication Services, which was led by Magnificent 7 stocks the Fund does not own (Meta, Alphabet), detracted.

•As U.S. equities outperformed, driven in part by the Magnificent 7, the Fund’s U.S. underweight and Europe overweight detracted.

•Stock picks in Industrials (Vestas Wind Systems and AGCO Corp) and Financials (AIA Group and Legal & General) detracted from relative performance.

•Vestas Wind Systems, Aptiv and Adobe were the largest detractors overall.

The Fund continued to invest for the long term, in high-quality companies likely to benefit from the demographic, technological, environmental and governance related transitions expected to transform the world’s economies during the next decade.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class A with load	MSCI World Index (Net)
03/2016	$9,425	$10,000
04/2016	$9,369	$10,158
05/2016	$9,529	$10,215
06/2016	$9,331	$10,101
07/2016	$9,746	$10,528
08/2016	$9,764	$10,536
09/2016	$9,859	$10,592
10/2016	$9,463	$10,387
11/2016	$9,208	$10,537
12/2016	$9,345	$10,789
01/2017	$9,732	$11,049
02/2017	$9,967	$11,356
03/2017	$10,194	$11,477
04/2017	$10,609	$11,647
05/2017	$10,968	$11,893
06/2017	$10,987	$11,939
07/2017	$11,261	$12,224
08/2017	$11,336	$12,242
09/2017	$11,572	$12,516
10/2017	$11,912	$12,753
11/2017	$12,101	$13,029
12/2017	$12,189	$13,206
01/2018	$13,029	$13,903
02/2018	$12,476	$13,327
03/2018	$12,333	$13,036
04/2018	$12,322	$13,186
05/2018	$12,475	$13,269
06/2018	$12,418	$13,262
07/2018	$12,879	$13,677
08/2018	$12,975	$13,846
09/2018	$13,023	$13,923
10/2018	$11,880	$12,901
11/2018	$12,245	$13,047
12/2018	$11,392	$12,055
01/2019	$12,218	$12,993
02/2019	$12,834	$13,384
03/2019	$13,103	$13,560
04/2019	$13,667	$14,040
05/2019	$12,935	$13,230
06/2019	$13,838	$14,102
07/2019	$13,808	$14,172
08/2019	$13,757	$13,882
09/2019	$13,938	$14,177
10/2019	$14,159	$14,538
11/2019	$14,681	$14,943
12/2019	$15,109	$15,391
01/2020	$15,261	$15,297
02/2020	$14,400	$14,004
03/2020	$13,053	$12,151
04/2020	$14,573	$13,478
05/2020	$15,510	$14,129
06/2020	$16,008	$14,503
07/2020	$16,995	$15,197
08/2020	$17,891	$16,212
09/2020	$17,596	$15,653
10/2020	$17,128	$15,173
11/2020	$18,919	$17,113
12/2020	$19,954	$17,838
01/2021	$19,566	$17,661
02/2021	$19,842	$18,114
03/2021	$20,239	$18,716
04/2021	$20,983	$19,587
05/2021	$21,252	$19,869
06/2021	$21,810	$20,166
07/2021	$22,595	$20,527
08/2021	$23,545	$21,038
09/2021	$22,274	$20,164
10/2021	$23,741	$21,306
11/2021	$22,894	$20,839
12/2021	$23,509	$21,730
01/2022	$21,333	$20,580
02/2022	$20,657	$20,060
03/2022	$20,772	$20,610
04/2022	$19,088	$18,898
05/2022	$19,088	$18,912
06/2022	$17,624	$17,274
07/2022	$19,148	$18,646
08/2022	$17,707	$17,866
09/2022	$15,790	$16,205
10/2022	$16,838	$17,369
11/2022	$18,767	$18,577
12/2022	$18,206	$17,788
01/2023	$19,486	$19,047
02/2023	$18,983	$18,589
03/2023	$19,426	$19,163
04/2023	$19,785	$19,499
05/2023	$19,666	$19,304
06/2023	$20,827	$20,472
07/2023	$21,066	$21,159
08/2023	$20,527	$20,654
09/2023	$19,223	$19,763
10/2023	$18,780	$19,190
11/2023	$20,719	$20,989
12/2023	$21,541	$22,019
01/2024	$21,913	$22,283
02/2024	$23,150	$23,228
03/2024	$23,906	$23,975
04/2024	$23,000	$23,084
05/2024	$24,213	$24,115
06/2024	$24,489	$24,605
07/2024	$24,598	$25,039
08/2024	$25,667	$25,701
09/2024	$25,859	$26,172
10/2024	$24,766	$25,652
11/2024	$25,258	$26,830
12/2024	$24,304	$26,130

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 3/31/16
Class A at NAV	12.83%	9.97%	11.43%
Class A with 5.75% MSCFootnote Reference1	6.37%	8.68%	10.68%
MSCI World Index (Net)	18.67%	11.17%	11.56%

Performance Inception Date		Mar. 31, 2016
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 974,101,733
Holdings Count | Holding		51
Advisory Fees Paid, Amount		$ 8,602,808
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$974,101,733
# of Portfolio Holdings (including overnight repurchase agreements)	51
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$8,602,808

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	17.9%
Commercial Services & Supplies	3.3%
Broadline Retail	3.5%
IT Services	3.8%
Machinery	3.9%
Electric Utilities	5.2%
Life Sciences Tools & Services	6.0%
Health Care Equipment & Supplies	6.1%
Chemicals	6.7%
Pharmaceuticals	7.4%
Financial Services	9.5%
Semiconductors & Semiconductor Equipment	11.7%
Software	15.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	5.9%
Microsoft Corp.	5.5%
Mastercard, Inc., Class A	5.2%
Eli Lilly & Co.	3.8%
Ecolab, Inc.	3.7%
eBay, Inc.	3.5%
Thermo Fisher Scientific, Inc.	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
Roper Technologies, Inc.	3.0%
Iberdrola SA	2.9%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	10.2%
Canada	3.0%
Japan	3.1%
Taiwan	3.2%
Denmark	3.4%
Netherlands	3.7%
France	3.7%
United Kingdom	3.8%
Germany	4.0%
United States	61.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000167846
Shareholder Report [Line Items]
Fund Name		Mirova Global Sustainable Equity Fund
Class Name		Class C
Trading Symbol		ESGCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Mirova Global Sustainable Equity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$207	1.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 207
Expense Ratio, Percent		1.95%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

While the Fund delivered strong absolute returns for the full year, it lagged in overall performance mainly due to fourth quarter results as the Fund was underexposed to some of the areas expected to benefit under a Trump presidency. This included U.S. stocks, bank and energy stocks, and lower quality and procyclical areas. Certain companies also faced industry-wide or company-specific challenges.

Top Contributors to Performance

• Lack of exposure to the Energy and Real Estate sectors and an underweight to Consumer Staples contributed to performance.

• Stock selection in Health Care (Eli Lilly and Intuitive Surgical) and Materials (Smurfit Westrock and not owning mining companies) contributed.

•Nvidia, Taiwan Semi and eBay were the largest contributors to performance.

Top Detractors from Performance

•An overweight to Health Care and Materials, and underweight to Communication Services, which was led by Magnificent 7 stocks the Fund does not own (Meta, Alphabet), detracted.

•As U.S. equities outperformed, driven in part by the Magnificent 7, the Fund’s U.S. underweight and Europe overweight detracted.

•Stock picks in Industrials (Vestas Wind Systems and AGCO Corp) and Financials (AIA Group and Legal & General) detracted from relative performance.

•Vestas Wind Systems, Aptiv and Adobe were the largest detractors overall.

The Fund continued to invest for the long term, in high-quality companies likely to benefit from the demographic, technological, environmental and governance related transitions expected to transform the world’s economies during the next decade.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class C	MSCI World Index (Net)
03/2016	$10,000	$10,000
04/2016	$9,930	$10,158
05/2016	$10,100	$10,215
06/2016	$9,880	$10,101
07/2016	$10,320	$10,528
08/2016	$10,330	$10,536
09/2016	$10,420	$10,592
10/2016	$10,000	$10,387
11/2016	$9,720	$10,537
12/2016	$9,861	$10,789
01/2017	$10,262	$11,049
02/2017	$10,492	$11,356
03/2017	$10,732	$11,477
04/2017	$11,163	$11,647
05/2017	$11,533	$11,893
06/2017	$11,553	$11,939
07/2017	$11,833	$12,224
08/2017	$11,894	$12,242
09/2017	$12,134	$12,516
10/2017	$12,484	$12,753
11/2017	$12,684	$13,029
12/2017	$12,761	$13,206
01/2018	$13,630	$13,903
02/2018	$13,054	$13,327
03/2018	$12,892	$13,036
04/2018	$12,871	$13,186
05/2018	$13,023	$13,269
06/2018	$12,952	$13,262
07/2018	$13,430	$13,677
08/2018	$13,521	$13,846
09/2018	$13,562	$13,923
10/2018	$12,362	$12,901
11/2018	$12,728	$13,047
12/2018	$11,841	$12,055
01/2019	$12,695	$12,993
02/2019	$13,327	$13,384
03/2019	$13,590	$13,560
04/2019	$14,177	$14,040
05/2019	$13,401	$13,230
06/2019	$14,326	$14,102
07/2019	$14,294	$14,172
08/2019	$14,219	$13,882
09/2019	$14,400	$14,177
10/2019	$14,623	$14,538
11/2019	$15,155	$14,943
12/2019	$15,590	$15,391
01/2020	$15,729	$15,297
02/2020	$14,830	$14,004
03/2020	$13,438	$12,151
04/2020	$14,991	$13,478
05/2020	$15,938	$14,129
06/2020	$16,444	$14,503
07/2020	$17,456	$15,197
08/2020	$18,360	$16,212
09/2020	$18,048	$15,653
10/2020	$17,553	$15,173
11/2020	$19,382	$17,113
12/2020	$20,434	$17,838
01/2021	$20,024	$17,661
02/2021	$20,283	$18,114
03/2021	$20,682	$18,716
04/2021	$21,436	$19,587
05/2021	$21,687	$19,869
06/2021	$22,245	$20,166
07/2021	$23,032	$20,527
08/2021	$23,983	$21,038
09/2021	$22,671	$20,164
10/2021	$24,147	$21,306
11/2021	$23,272	$20,839
12/2021	$23,878	$21,730
01/2022	$21,663	$20,580
02/2022	$20,969	$20,060
03/2022	$21,066	$20,610
04/2022	$19,350	$18,898
05/2022	$19,337	$18,912
06/2022	$17,841	$17,274
07/2022	$19,362	$18,646
08/2022	$17,904	$17,866
09/2022	$15,964	$16,205
10/2022	$17,004	$17,369
11/2022	$18,944	$18,577
12/2022	$18,361	$17,788
01/2023	$19,641	$19,047
02/2023	$19,121	$18,589
03/2023	$19,553	$19,163
04/2023	$19,895	$19,499
05/2023	$19,768	$19,304
06/2023	$20,923	$20,472
07/2023	$21,152	$21,159
08/2023	$20,593	$20,654
09/2023	$19,274	$19,763
10/2023	$18,830	$19,190
11/2023	$20,745	$20,989
12/2023	$21,558	$22,019
01/2024	$21,926	$22,283
02/2024	$23,131	$23,228
03/2024	$23,880	$23,975
04/2024	$22,981	$23,084
05/2024	$24,193	$24,115
06/2024	$24,469	$24,605
07/2024	$24,577	$25,039
08/2024	$25,646	$25,701
09/2024	$25,838	$26,172
10/2024	$24,745	$25,652
11/2024	$25,237	$26,830
12/2024	$24,284	$26,130

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 3/31/16
Class C at NAV	11.99%	9.14%	10.67%
Class C with 1.00% CDSCFootnote Reference1	10.99%	9.14%	10.67%
MSCI World Index (Net)	18.67%	11.17%	11.56%

Performance Inception Date		Mar. 31, 2016
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 974,101,733
Holdings Count | Holding		51
Advisory Fees Paid, Amount		$ 8,602,808
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$974,101,733
# of Portfolio Holdings (including overnight repurchase agreements)	51
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$8,602,808

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	17.9%
Commercial Services & Supplies	3.3%
Broadline Retail	3.5%
IT Services	3.8%
Machinery	3.9%
Electric Utilities	5.2%
Life Sciences Tools & Services	6.0%
Health Care Equipment & Supplies	6.1%
Chemicals	6.7%
Pharmaceuticals	7.4%
Financial Services	9.5%
Semiconductors & Semiconductor Equipment	11.7%
Software	15.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	5.9%
Microsoft Corp.	5.5%
Mastercard, Inc., Class A	5.2%
Eli Lilly & Co.	3.8%
Ecolab, Inc.	3.7%
eBay, Inc.	3.5%
Thermo Fisher Scientific, Inc.	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
Roper Technologies, Inc.	3.0%
Iberdrola SA	2.9%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	10.2%
Canada	3.0%
Japan	3.1%
Taiwan	3.2%
Denmark	3.4%
Netherlands	3.7%
France	3.7%
United Kingdom	3.8%
Germany	4.0%
United States	61.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000190736
Shareholder Report [Line Items]
Fund Name		Mirova Global Sustainable Equity Fund
Class Name		Class N
Trading Symbol		ESGNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Mirova Global Sustainable Equity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$95	0.89%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 95
Expense Ratio, Percent		0.89%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

While the Fund delivered strong absolute returns for the full year, it lagged in overall performance mainly due to fourth quarter results as the Fund was underexposed to some of the areas expected to benefit under a Trump presidency. This included U.S. stocks, bank and energy stocks, and lower quality and procyclical areas. Certain companies also faced industry-wide or company-specific challenges.

Top Contributors to Performance

• Lack of exposure to the Energy and Real Estate sectors and an underweight to Consumer Staples contributed to performance.

• Stock selection in Health Care (Eli Lilly and Intuitive Surgical) and Materials (Smurfit Westrock and not owning mining companies) contributed.

•Nvidia, Taiwan Semi and eBay were the largest contributors to performance.

Top Detractors from Performance

•An overweight to Health Care and Materials, and underweight to Communication Services, which was led by Magnificent 7 stocks the Fund does not own (Meta, Alphabet), detracted.

•As U.S. equities outperformed, driven in part by the Magnificent 7, the Fund’s U.S. underweight and Europe overweight detracted.

•Stock picks in Industrials (Vestas Wind Systems and AGCO Corp) and Financials (AIA Group and Legal & General) detracted from relative performance.

•Vestas Wind Systems, Aptiv and Adobe were the largest detractors overall.

The Fund continued to invest for the long term, in high-quality companies likely to benefit from the demographic, technological, environmental and governance related transitions expected to transform the world’s economies during the next decade.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	MSCI World Index (Net)
05/2017	$10,319	$10,189
06/2017	$10,337	$10,228
07/2017	$10,593	$10,473
08/2017	$10,673	$10,487
09/2017	$10,895	$10,723
10/2017	$11,213	$10,925
11/2017	$11,399	$11,162
12/2017	$11,481	$11,313
01/2018	$12,278	$11,910
02/2018	$11,759	$11,417
03/2018	$11,624	$11,168
04/2018	$11,623	$11,296
05/2018	$11,767	$11,367
06/2018	$11,713	$11,362
07/2018	$12,155	$11,717
08/2018	$12,245	$11,862
09/2018	$12,299	$11,928
10/2018	$11,217	$11,052
11/2018	$11,560	$11,177
12/2018	$10,762	$10,327
01/2019	$11,549	$11,131
02/2019	$12,129	$11,466
03/2019	$12,392	$11,616
04/2019	$12,923	$12,028
05/2019	$12,233	$11,334
06/2019	$13,093	$12,081
07/2019	$13,064	$12,141
08/2019	$13,017	$11,893
09/2019	$13,197	$12,146
10/2019	$13,414	$12,455
11/2019	$13,905	$12,802
12/2019	$14,319	$13,185
01/2020	$14,452	$13,105
02/2020	$13,650	$11,997
03/2020	$12,380	$10,409
04/2020	$13,813	$11,547
05/2020	$14,706	$12,104
06/2020	$15,186	$12,425
07/2020	$16,137	$13,019
08/2020	$16,981	$13,889
09/2020	$16,703	$13,410
10/2020	$16,271	$12,998
11/2020	$17,970	$14,660
12/2020	$18,964	$15,282
01/2021	$18,598	$15,130
02/2021	$18,858	$15,518
03/2021	$19,243	$16,034
04/2021	$19,964	$16,780
05/2021	$20,218	$17,022
06/2021	$20,754	$17,276
07/2021	$21,514	$17,585
08/2021	$22,421	$18,023
09/2021	$21,212	$17,274
10/2021	$22,616	$18,253
11/2021	$21,816	$17,853
12/2021	$22,409	$18,616
01/2022	$20,343	$17,631
02/2022	$19,705	$17,185
03/2022	$19,813	$17,657
04/2022	$18,213	$16,190
05/2022	$18,213	$16,202
06/2022	$16,830	$14,799
07/2022	$18,280	$15,974
08/2022	$16,920	$15,306
09/2022	$15,087	$13,883
10/2022	$16,099	$14,880
11/2022	$17,943	$15,915
12/2022	$17,408	$15,239
01/2023	$18,632	$16,317
02/2023	$18,156	$15,925
03/2023	$18,587	$16,417
04/2023	$18,939	$16,705
05/2023	$18,825	$16,538
06/2023	$19,937	$17,538
07/2023	$20,175	$18,127
08/2023	$19,664	$17,694
09/2023	$18,417	$16,931
10/2023	$18,009	$16,440
11/2023	$19,857	$17,981
12/2023	$20,664	$18,864
01/2024	$21,018	$19,090
02/2024	$22,204	$19,899
03/2024	$22,946	$20,539
04/2024	$22,085	$19,776
05/2024	$23,249	$20,659
06/2024	$23,523	$21,079
07/2024	$23,637	$21,451
08/2024	$24,664	$22,018
09/2024	$24,858	$22,421
10/2024	$23,808	$21,976
11/2024	$24,299	$22,985
12/2024	$23,381	$22,386

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 5/1/17
Class N	13.15%	10.30%	11.71%
MSCI World Index (Net)	18.67%	11.17%	11.04%

Performance Inception Date		May 01, 2017
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 974,101,733
Holdings Count | Holding		51
Advisory Fees Paid, Amount		$ 8,602,808
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$974,101,733
# of Portfolio Holdings (including overnight repurchase agreements)	51
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$8,602,808

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	17.9%
Commercial Services & Supplies	3.3%
Broadline Retail	3.5%
IT Services	3.8%
Machinery	3.9%
Electric Utilities	5.2%
Life Sciences Tools & Services	6.0%
Health Care Equipment & Supplies	6.1%
Chemicals	6.7%
Pharmaceuticals	7.4%
Financial Services	9.5%
Semiconductors & Semiconductor Equipment	11.7%
Software	15.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	5.9%
Microsoft Corp.	5.5%
Mastercard, Inc., Class A	5.2%
Eli Lilly & Co.	3.8%
Ecolab, Inc.	3.7%
eBay, Inc.	3.5%
Thermo Fisher Scientific, Inc.	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
Roper Technologies, Inc.	3.0%
Iberdrola SA	2.9%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	10.2%
Canada	3.0%
Japan	3.1%
Taiwan	3.2%
Denmark	3.4%
Netherlands	3.7%
France	3.7%
United Kingdom	3.8%
Germany	4.0%
United States	61.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000167847
Shareholder Report [Line Items]
Fund Name		Mirova Global Sustainable Equity Fund
Class Name		Class Y
Trading Symbol		ESGYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Mirova Global Sustainable Equity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$101	0.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 101
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

While the Fund delivered strong absolute returns for the full year, it lagged in overall performance mainly due to fourth quarter results as the Fund was underexposed to some of the areas expected to benefit under a Trump presidency. This included U.S. stocks, bank and energy stocks, and lower quality and procyclical areas. Certain companies also faced industry-wide or company-specific challenges.

Top Contributors to Performance

• Lack of exposure to the Energy and Real Estate sectors and an underweight to Consumer Staples contributed to performance.

• Stock selection in Health Care (Eli Lilly and Intuitive Surgical) and Materials (Smurfit Westrock and not owning mining companies) contributed.

•Nvidia, Taiwan Semi and eBay were the largest contributors to performance.

Top Detractors from Performance

•An overweight to Health Care and Materials, and underweight to Communication Services, which was led by Magnificent 7 stocks the Fund does not own (Meta, Alphabet), detracted.

•As U.S. equities outperformed, driven in part by the Magnificent 7, the Fund’s U.S. underweight and Europe overweight detracted.

•Stock picks in Industrials (Vestas Wind Systems and AGCO Corp) and Financials (AIA Group and Legal & General) detracted from relative performance.

•Vestas Wind Systems, Aptiv and Adobe were the largest detractors overall.

The Fund continued to invest for the long term, in high-quality companies likely to benefit from the demographic, technological, environmental and governance related transitions expected to transform the world’s economies during the next decade.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class Y	MSCI World Index (Net)
03/2016	$10,000	$10,000
04/2016	$9,940	$10,158
05/2016	$10,120	$10,215
06/2016	$9,910	$10,101
07/2016	$10,350	$10,528
08/2016	$10,370	$10,536
09/2016	$10,470	$10,592
10/2016	$10,060	$10,387
11/2016	$9,790	$10,537
12/2016	$9,930	$10,789
01/2017	$10,341	$11,049
02/2017	$10,591	$11,356
03/2017	$10,842	$11,477
04/2017	$11,283	$11,647
05/2017	$11,673	$11,893
06/2017	$11,693	$11,939
07/2017	$11,984	$12,224
08/2017	$12,064	$12,242
09/2017	$12,325	$12,516
10/2017	$12,685	$12,753
11/2017	$12,896	$13,029
12/2017	$12,983	$13,206
01/2018	$13,885	$13,903
02/2018	$13,297	$13,327
03/2018	$13,145	$13,036
04/2018	$13,144	$13,186
05/2018	$13,307	$13,269
06/2018	$13,246	$13,262
07/2018	$13,745	$13,677
08/2018	$13,847	$13,846
09/2018	$13,909	$13,923
10/2018	$12,675	$12,901
11/2018	$13,072	$13,047
12/2018	$12,163	$12,055
01/2019	$13,052	$12,993
02/2019	$13,708	$13,384
03/2019	$14,005	$13,560
04/2019	$14,616	$14,040
05/2019	$13,836	$13,230
06/2019	$14,797	$14,102
07/2019	$14,776	$14,172
08/2019	$14,712	$13,882
09/2019	$14,915	$14,177
10/2019	$15,160	$14,538
11/2019	$15,715	$14,943
12/2019	$16,176	$15,391
01/2020	$16,338	$15,297
02/2020	$15,421	$14,004
03/2020	$13,985	$12,151
04/2020	$15,616	$13,478
05/2020	$16,614	$14,129
06/2020	$17,156	$14,503
07/2020	$18,230	$15,197
08/2020	$19,184	$16,212
09/2020	$18,870	$15,653
10/2020	$18,371	$15,173
11/2020	$20,301	$17,113
12/2020	$21,420	$17,838
01/2021	$21,007	$17,661
02/2021	$21,300	$18,114
03/2021	$21,735	$18,716
04/2021	$22,539	$19,587
05/2021	$22,825	$19,869
06/2021	$23,430	$20,166
07/2021	$24,289	$20,527
08/2021	$25,313	$21,038
09/2021	$23,948	$20,164
10/2021	$25,534	$21,306
11/2021	$24,631	$20,839
12/2021	$25,288	$21,730
01/2022	$22,968	$20,580
02/2022	$22,235	$20,060
03/2022	$22,369	$20,610
04/2022	$20,562	$18,898
05/2022	$20,562	$18,912
06/2022	$18,989	$17,274
07/2022	$20,626	$18,646
08/2022	$19,090	$17,866
09/2022	$17,021	$16,205
10/2022	$18,163	$17,369
11/2022	$20,245	$18,577
12/2022	$19,641	$17,788
01/2023	$21,022	$19,047
02/2023	$20,485	$18,589
03/2023	$20,971	$19,163
04/2023	$21,355	$19,499
05/2023	$21,227	$19,304
06/2023	$22,494	$20,472
07/2023	$22,750	$21,159
08/2023	$22,187	$20,654
09/2023	$20,766	$19,763
10/2023	$20,306	$19,190
11/2023	$22,391	$20,989
12/2023	$23,300	$22,019
01/2024	$23,699	$22,283
02/2024	$25,037	$23,228
03/2024	$25,873	$23,975
04/2024	$24,890	$23,084
05/2024	$26,215	$24,115
06/2024	$26,511	$24,605
07/2024	$26,640	$25,039
08/2024	$27,798	$25,701
09/2024	$28,017	$26,172
10/2024	$26,833	$25,652
11/2024	$27,373	$26,830
12/2024	$26,344	$26,130

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 3/31/16
Class Y	13.06%	10.25%	11.70%
MSCI World Index (Net)	18.67%	11.17%	11.56%

Performance Inception Date		Mar. 31, 2016
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 974,101,733
Holdings Count | Holding		51
Advisory Fees Paid, Amount		$ 8,602,808
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$974,101,733
# of Portfolio Holdings (including overnight repurchase agreements)	51
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$8,602,808

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	17.9%
Commercial Services & Supplies	3.3%
Broadline Retail	3.5%
IT Services	3.8%
Machinery	3.9%
Electric Utilities	5.2%
Life Sciences Tools & Services	6.0%
Health Care Equipment & Supplies	6.1%
Chemicals	6.7%
Pharmaceuticals	7.4%
Financial Services	9.5%
Semiconductors & Semiconductor Equipment	11.7%
Software	15.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

NVIDIA Corp.	5.9%
Microsoft Corp.	5.5%
Mastercard, Inc., Class A	5.2%
Eli Lilly & Co.	3.8%
Ecolab, Inc.	3.7%
eBay, Inc.	3.5%
Thermo Fisher Scientific, Inc.	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.2%
Roper Technologies, Inc.	3.0%
Iberdrola SA	2.9%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	10.2%
Canada	3.0%
Japan	3.1%
Taiwan	3.2%
Denmark	3.4%
Netherlands	3.7%
France	3.7%
United Kingdom	3.8%
Germany	4.0%
United States	61.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000094872
Shareholder Report [Line Items]
Fund Name		Natixis Oakmark International Fund
Class Name		Class A
Trading Symbol		NOIAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Natixis Oakmark International Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$112	1.15%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 112
Expense Ratio, Percent		1.15%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

On an absolute-return basis, the industrials and communication services sectors were the only sectors that contributed to the Fund’s return. Health care and consumer discretionary detracted the most to the Fund’s absolute return for the year. Geographically, Italy and Japan had the largest contribution to absolute performance of the Fund, while France and Germany were the largest detractors.

Top Contributors to Performance

•Intesa Sanpaolo was a contributor during the 1-year period. The company started the year strong after posting results that benefited from increased fees and commissions. Solid performance continued throughout the year with the company’s net interest income being a highlight. During the year, Intesa launched management changes, which we believe could be pivotal in the continued growth of total fee income and commission over the coming years.

•Prosus was another contributor during the 1-year period. The Netherlands-headquartered broadline retail company, which, in our view, is a discounted way to invest in Tencent, saw its stock price rise on improved sentiment toward Chinese stocks after the announcement of a multipronged stimulus package by the Chinese government. During the year, we met with the new CEO, who emphasized focus on balancing steady growth and increasing profitability to unlock further value.

Top Detractors from Performance

•Bayer was a detractor during the 1-year period. The Germany-headquartered pharmaceuticals company’s stock price declined following its third-quarter earnings release. While pharma revenues exceeded consensus expectations, crop market weakness weighed on performance and drove a downgrade in 2025 guidance.

•Kering was another detractor during the 1-year period. The France-headquartered luxury holdings company’s stock price declined initially following the release of first-quarter results with underperformance mainly concentrated around Gucci globally, but most severely in China. The company’s stock price continued to slip after reporting challenging third-quarter earnings and portfolio brands, including Gucci and Yves Saint Laurent, struggled during the period.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class A with load	MSCI World ex USA Index (Net)
12/2014	$9,424	$10,000
01/2015	$9,379	$9,965
02/2015	$10,068	$10,560
03/2015	$10,015	$10,383
04/2015	$10,179	$10,833
05/2015	$10,156	$10,739
06/2015	$9,905	$10,434
07/2015	$10,019	$10,599
08/2015	$9,135	$9,827
09/2015	$8,587	$9,331
10/2015	$9,417	$10,033
11/2015	$9,242	$9,873
12/2015	$8,920	$9,696
01/2016	$8,166	$9,029
02/2016	$8,003	$8,903
03/2016	$8,703	$9,507
04/2016	$8,825	$9,813
05/2016	$8,591	$9,702
06/2016	$8,013	$9,407
07/2016	$8,646	$9,870
08/2016	$8,997	$9,879
09/2016	$9,114	$9,999
10/2016	$9,286	$9,805
11/2016	$9,372	$9,648
12/2016	$9,651	$9,963
01/2017	$10,104	$10,259
02/2017	$10,159	$10,378
03/2017	$10,604	$10,641
04/2017	$11,073	$10,867
05/2017	$11,223	$11,230
06/2017	$11,263	$11,240
07/2017	$11,803	$11,575
08/2017	$11,764	$11,572
09/2017	$12,288	$11,872
10/2017	$12,399	$12,034
11/2017	$12,328	$12,156
12/2017	$12,504	$12,374
01/2018	$13,395	$12,951
02/2018	$12,616	$12,336
03/2018	$12,207	$12,122
04/2018	$12,456	$12,400
05/2018	$11,886	$12,165
06/2018	$11,525	$12,032
07/2018	$11,854	$12,327
08/2018	$11,268	$12,094
09/2018	$11,380	$12,189
10/2018	$10,233	$11,220
11/2018	$10,096	$11,210
12/2018	$9,484	$10,631
01/2019	$10,349	$11,389
02/2019	$10,593	$11,682
03/2019	$10,349	$11,742
04/2019	$11,114	$12,074
05/2019	$9,904	$11,503
06/2019	$10,694	$12,187
07/2019	$10,433	$12,040
08/2019	$10,114	$11,744
09/2019	$10,601	$12,073
10/2019	$11,198	$12,464
11/2019	$11,374	$12,619
12/2019	$11,794	$13,022
01/2020	$11,041	$12,770
02/2020	$10,063	$11,636
03/2020	$7,225	$9,993
04/2020	$8,047	$10,690
05/2020	$8,436	$11,144
06/2020	$9,033	$11,526
07/2020	$9,137	$11,833
08/2020	$9,864	$12,443
09/2020	$9,302	$12,093
10/2020	$9,059	$11,618
11/2020	$11,430	$13,400
12/2020	$12,272	$14,010
01/2021	$12,012	$13,860
02/2021	$13,079	$14,213
03/2021	$13,365	$14,576
04/2021	$13,695	$15,034
05/2021	$14,337	$15,557
06/2021	$13,947	$15,399
07/2021	$13,651	$15,501
08/2021	$13,591	$15,750
09/2021	$13,235	$15,297
10/2021	$13,695	$15,753
11/2021	$12,679	$15,015
12/2021	$13,344	$15,778
01/2022	$13,511	$15,082
02/2022	$12,533	$14,847
03/2022	$12,190	$15,019
04/2022	$11,450	$14,033
05/2022	$12,014	$14,150
06/2022	$10,772	$12,818
07/2022	$11,106	$13,456
08/2022	$10,270	$12,827
09/2022	$9,133	$11,640
10/2022	$9,803	$12,281
11/2022	$11,450	$13,589
12/2022	$11,221	$13,523
01/2023	$12,780	$14,632
02/2023	$12,556	$14,290
03/2023	$12,843	$14,608
04/2023	$13,076	$15,023
05/2023	$12,449	$14,367
06/2023	$13,211	$15,050
07/2023	$13,749	$15,538
08/2023	$12,933	$14,936
09/2023	$12,225	$14,433
10/2023	$11,374	$13,824
11/2023	$12,557	$15,123
12/2023	$13,346	$15,949
01/2024	$12,809	$16,018
02/2024	$12,982	$16,292
03/2024	$13,346	$16,841
04/2024	$12,951	$16,395
05/2024	$13,452	$17,022
06/2024	$12,759	$16,740
07/2024	$13,188	$17,265
08/2024	$13,462	$17,841
09/2024	$13,900	$18,039
10/2024	$13,069	$17,119
11/2024	$12,841	$17,160
12/2024	$12,662	$16,699

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	(5.13%)	1.43%	3.00%
Class A with 5.75% MSCFootnote Reference1	(10.57%)	0.24%	2.39%
MSCI World ex USA Index (Net)	4.70%	5.10%	5.26%

Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 269,010,643
Holdings Count | Holding		69
Advisory Fees Paid, Amount		$ 2,037,075
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$269,010,643
# of Portfolio Holdings (including overnight repurchase agreements)	69
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$2,037,075

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.3%
Automobile Components	3.2%
Beverages	3.4%
Insurance	3.5%
Health Care Providers & Services	4.6%
Automobiles	5.1%
Financial Services	5.3%
Pharmaceuticals	5.7%
Textiles, Apparel & Luxury Goods	7.4%
Banks	9.1%
Machinery	10.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

BNP Paribas SA	3.7%
Kering SA	3.3%
CNH Industrial NV	3.2%
Continental AG	3.2%
Bayer AG	3.2%
Edenred SE	2.8%
Bayerische Motoren Werke AG	2.8%
Fresenius Medical Care AG	2.5%
Mercedes-Benz Group AG, (Registered)	2.3%
Airbus SE	2.2%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	19.5%
United States	3.3%
Sweden	3.4%
Netherlands	5.5%
Switzerland	7.9%
United Kingdom	14.1%
France	20.8%
Germany	25.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000094873
Shareholder Report [Line Items]
Fund Name		Natixis Oakmark International Fund
Class Name		Class C
Trading Symbol		NOICX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Natixis Oakmark International Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$184	1.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 184
Expense Ratio, Percent		1.90%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

On an absolute-return basis, the industrials and communication services sectors were the only sectors that contributed to the Fund’s return. Health care and consumer discretionary detracted the most to the Fund’s absolute return for the year. Geographically, Italy and Japan had the largest contribution to absolute performance of the Fund, while France and Germany were the largest detractors.

Top Contributors to Performance

•Intesa Sanpaolo was a contributor during the 1-year period. The company started the year strong after posting results that benefited from increased fees and commissions. Solid performance continued throughout the year with the company’s net interest income being a highlight. During the year, Intesa launched management changes, which we believe could be pivotal in the continued growth of total fee income and commission over the coming years.

•Prosus was another contributor during the 1-year period. The Netherlands-headquartered broadline retail company, which, in our view, is a discounted way to invest in Tencent, saw its stock price rise on improved sentiment toward Chinese stocks after the announcement of a multipronged stimulus package by the Chinese government. During the year, we met with the new CEO, who emphasized focus on balancing steady growth and increasing profitability to unlock further value.

Top Detractors from Performance

•Bayer was a detractor during the 1-year period. The Germany-headquartered pharmaceuticals company’s stock price declined following its third-quarter earnings release. While pharma revenues exceeded consensus expectations, crop market weakness weighed on performance and drove a downgrade in 2025 guidance.

•Kering was another detractor during the 1-year period. The France-headquartered luxury holdings company’s stock price declined initially following the release of first-quarter results with underperformance mainly concentrated around Gucci globally, but most severely in China. The company’s stock price continued to slip after reporting challenging third-quarter earnings and portfolio brands, including Gucci and Yves Saint Laurent, struggled during the period.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class C	MSCI World ex USA Index (Net)
12/2014	$10,000	$10,000
01/2015	$9,943	$9,965
02/2015	$10,661	$10,560
03/2015	$10,596	$10,383
04/2015	$10,764	$10,833
05/2015	$10,740	$10,739
06/2015	$10,469	$10,434
07/2015	$10,575	$10,599
08/2015	$9,639	$9,827
09/2015	$9,056	$9,331
10/2015	$9,919	$10,033
11/2015	$9,738	$9,873
12/2015	$9,392	$9,696
01/2016	$8,585	$9,029
02/2016	$8,410	$8,903
03/2016	$9,142	$9,507
04/2016	$9,265	$9,813
05/2016	$9,014	$9,702
06/2016	$8,396	$9,407
07/2016	$9,056	$9,870
08/2016	$9,424	$9,879
09/2016	$9,541	$9,999
10/2016	$9,708	$9,805
11/2016	$9,791	$9,648
12/2016	$10,083	$9,963
01/2017	$10,547	$10,259
02/2017	$10,597	$10,378
03/2017	$11,061	$10,641
04/2017	$11,541	$10,867
05/2017	$11,685	$11,230
06/2017	$11,727	$11,240
07/2017	$12,283	$11,575
08/2017	$12,224	$11,572
09/2017	$12,764	$11,872
10/2017	$12,873	$12,034
11/2017	$12,789	$12,156
12/2017	$12,962	$12,374
01/2018	$13,885	$12,951
02/2018	$13,063	$12,336
03/2018	$12,631	$12,122
04/2018	$12,886	$12,400
05/2018	$12,284	$12,165
06/2018	$11,911	$12,032
07/2018	$12,233	$12,327
08/2018	$11,623	$12,094
09/2018	$11,733	$12,189
10/2018	$10,547	$11,220
11/2018	$10,395	$11,210
12/2018	$9,755	$10,631
01/2019	$10,642	$11,389
02/2019	$10,888	$11,682
03/2019	$10,633	$11,742
04/2019	$11,406	$12,074
05/2019	$10,159	$11,503
06/2019	$10,967	$12,187
07/2019	$10,686	$12,040
08/2019	$10,361	$11,744
09/2019	$10,844	$12,073
10/2019	$11,450	$12,464
11/2019	$11,625	$12,619
12/2019	$12,042	$13,022
01/2020	$11,270	$12,770
02/2020	$10,264	$11,636
03/2020	$7,364	$9,993
04/2020	$8,199	$10,690
05/2020	$8,594	$11,144
06/2020	$9,187	$11,526
07/2020	$9,294	$11,833
08/2020	$10,022	$12,443
09/2020	$9,447	$12,093
10/2020	$9,196	$11,618
11/2020	$11,593	$13,400
12/2020	$12,437	$14,010
01/2021	$12,177	$13,860
02/2021	$13,245	$14,213
03/2021	$13,524	$14,576
04/2021	$13,847	$15,034
05/2021	$14,494	$15,557
06/2021	$14,081	$15,399
07/2021	$13,776	$15,501
08/2021	$13,713	$15,750
09/2021	$13,335	$15,297
10/2021	$13,803	$15,753
11/2021	$12,760	$15,015
12/2021	$13,422	$15,778
01/2022	$13,594	$15,082
02/2022	$12,600	$14,847
03/2022	$12,239	$15,019
04/2022	$11,489	$14,033
05/2022	$12,049	$14,150
06/2022	$10,794	$12,818
07/2022	$11,128	$13,456
08/2022	$10,288	$12,827
09/2022	$9,141	$11,640
10/2022	$9,809	$12,281
11/2022	$11,435	$13,589
12/2022	$11,208	$13,523
01/2023	$12,769	$14,632
02/2023	$12,545	$14,290
03/2023	$12,832	$14,608
04/2023	$13,065	$15,023
05/2023	$12,439	$14,367
06/2023	$13,200	$15,050
07/2023	$13,737	$15,538
08/2023	$12,922	$14,936
09/2023	$12,215	$14,433
10/2023	$11,364	$13,824
11/2023	$12,546	$15,123
12/2023	$13,335	$15,949
01/2024	$12,798	$16,018
02/2024	$12,971	$16,292
03/2024	$13,335	$16,841
04/2024	$12,940	$16,395
05/2024	$13,441	$17,022
06/2024	$12,748	$16,740
07/2024	$13,177	$17,265
08/2024	$13,450	$17,841
09/2024	$13,888	$18,039
10/2024	$13,058	$17,119
11/2024	$12,830	$17,160
12/2024	$12,651	$16,699

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	(5.88%)	0.67%	2.38%
Class C with 1.00% CDSCFootnote Reference1	(6.81%)	0.67%	2.38%
MSCI World ex USA Index (Net)	4.70%	5.10%	5.26%

Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 269,010,643
Holdings Count | Holding		69
Advisory Fees Paid, Amount		$ 2,037,075
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$269,010,643
# of Portfolio Holdings (including overnight repurchase agreements)	69
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$2,037,075

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.3%
Automobile Components	3.2%
Beverages	3.4%
Insurance	3.5%
Health Care Providers & Services	4.6%
Automobiles	5.1%
Financial Services	5.3%
Pharmaceuticals	5.7%
Textiles, Apparel & Luxury Goods	7.4%
Banks	9.1%
Machinery	10.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

BNP Paribas SA	3.7%
Kering SA	3.3%
CNH Industrial NV	3.2%
Continental AG	3.2%
Bayer AG	3.2%
Edenred SE	2.8%
Bayerische Motoren Werke AG	2.8%
Fresenius Medical Care AG	2.5%
Mercedes-Benz Group AG, (Registered)	2.3%
Airbus SE	2.2%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	19.5%
United States	3.3%
Sweden	3.4%
Netherlands	5.5%
Switzerland	7.9%
United Kingdom	14.1%
France	20.8%
Germany	25.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000190734
Shareholder Report [Line Items]
Fund Name		Natixis Oakmark International Fund
Class Name		Class N
Trading Symbol		NIONX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Natixis Oakmark International Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$83	0.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 83
Expense Ratio, Percent		0.85%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

On an absolute-return basis, the industrials and communication services sectors were the only sectors that contributed to the Fund’s return. Health care and consumer discretionary detracted the most to the Fund’s absolute return for the year. Geographically, Italy and Japan had the largest contribution to absolute performance of the Fund, while France and Germany were the largest detractors.

Top Contributors to Performance

•Intesa Sanpaolo was a contributor during the 1-year period. The company started the year strong after posting results that benefited from increased fees and commissions. Solid performance continued throughout the year with the company’s net interest income being a highlight. During the year, Intesa launched management changes, which we believe could be pivotal in the continued growth of total fee income and commission over the coming years.

•Prosus was another contributor during the 1-year period. The Netherlands-headquartered broadline retail company, which, in our view, is a discounted way to invest in Tencent, saw its stock price rise on improved sentiment toward Chinese stocks after the announcement of a multipronged stimulus package by the Chinese government. During the year, we met with the new CEO, who emphasized focus on balancing steady growth and increasing profitability to unlock further value.

Top Detractors from Performance

•Bayer was a detractor during the 1-year period. The Germany-headquartered pharmaceuticals company’s stock price declined following its third-quarter earnings release. While pharma revenues exceeded consensus expectations, crop market weakness weighed on performance and drove a downgrade in 2025 guidance.

•Kering was another detractor during the 1-year period. The France-headquartered luxury holdings company’s stock price declined initially following the release of first-quarter results with underperformance mainly concentrated around Gucci globally, but most severely in China. The company’s stock price continued to slip after reporting challenging third-quarter earnings and portfolio brands, including Gucci and Yves Saint Laurent, struggled during the period.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	MSCI World ex USA Index (Net)
05/2017	$10,114	$10,306
06/2017	$10,150	$10,316
07/2017	$10,644	$10,623
08/2017	$10,608	$10,620
09/2017	$11,087	$10,896
10/2017	$11,187	$11,044
11/2017	$11,130	$11,156
12/2017	$11,296	$11,357
01/2018	$12,101	$11,886
02/2018	$11,405	$11,321
03/2018	$11,035	$11,125
04/2018	$11,267	$11,381
05/2018	$10,753	$11,165
06/2018	$10,434	$11,042
07/2018	$10,724	$11,314
08/2018	$10,202	$11,100
09/2018	$10,303	$11,186
10/2018	$9,273	$10,298
11/2018	$9,143	$10,288
12/2018	$8,592	$9,757
01/2019	$9,378	$10,453
02/2019	$9,607	$10,721
03/2019	$9,386	$10,776
04/2019	$10,081	$11,081
05/2019	$8,989	$10,557
06/2019	$9,707	$11,184
07/2019	$9,470	$11,050
08/2019	$9,187	$10,778
09/2019	$9,623	$11,080
10/2019	$10,173	$11,439
11/2019	$10,341	$11,581
12/2019	$10,718	$11,951
01/2020	$10,038	$11,720
02/2020	$9,153	$10,679
03/2020	$6,568	$9,171
04/2020	$7,327	$9,811
05/2020	$7,683	$10,228
06/2020	$8,228	$10,578
07/2020	$8,323	$10,860
08/2020	$8,987	$11,420
09/2020	$8,473	$11,098
10/2020	$8,260	$10,662
11/2020	$10,417	$12,298
12/2020	$11,194	$12,857
01/2021	$10,964	$12,720
02/2021	$11,941	$13,045
03/2021	$12,195	$13,377
04/2021	$12,505	$13,798
05/2021	$13,093	$14,278
06/2021	$12,736	$14,132
07/2021	$12,473	$14,226
08/2021	$12,426	$14,455
09/2021	$12,100	$14,039
10/2021	$12,529	$14,457
11/2021	$11,599	$13,781
12/2021	$12,203	$14,481
01/2022	$12,373	$13,842
02/2022	$11,475	$13,626
03/2022	$11,159	$13,784
04/2022	$10,487	$12,879
05/2022	$11,005	$12,986
06/2022	$9,872	$11,764
07/2022	$10,180	$12,349
08/2022	$9,419	$11,772
09/2022	$8,375	$10,682
10/2022	$8,998	$11,271
11/2022	$10,504	$12,472
12/2022	$10,293	$12,411
01/2023	$11,731	$13,428
02/2023	$11,532	$13,115
03/2023	$11,788	$13,406
04/2023	$12,004	$13,787
05/2023	$11,434	$13,186
06/2023	$12,144	$13,813
07/2023	$12,631	$14,260
08/2023	$11,896	$13,708
09/2023	$11,235	$13,246
10/2023	$10,459	$12,687
11/2023	$11,549	$13,879
12/2023	$12,280	$14,638
01/2024	$11,791	$14,701
02/2024	$11,959	$14,952
03/2024	$12,288	$15,456
04/2024	$11,930	$15,047
05/2024	$12,394	$15,622
06/2024	$11,753	$15,363
07/2024	$12,158	$15,845
08/2024	$12,420	$16,374
09/2024	$12,825	$16,555
10/2024	$12,057	$15,711
11/2024	$11,846	$15,749
12/2024	$11,688	$15,326

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 5/1/17
Class N	(4.82%)	1.75%	2.05%
MSCI World ex USA Index (Net)	4.70%	5.10%	5.70%

Performance Inception Date		May 01, 2017
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 269,010,643
Holdings Count | Holding		69
Advisory Fees Paid, Amount		$ 2,037,075
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$269,010,643
# of Portfolio Holdings (including overnight repurchase agreements)	69
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$2,037,075

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.3%
Automobile Components	3.2%
Beverages	3.4%
Insurance	3.5%
Health Care Providers & Services	4.6%
Automobiles	5.1%
Financial Services	5.3%
Pharmaceuticals	5.7%
Textiles, Apparel & Luxury Goods	7.4%
Banks	9.1%
Machinery	10.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

BNP Paribas SA	3.7%
Kering SA	3.3%
CNH Industrial NV	3.2%
Continental AG	3.2%
Bayer AG	3.2%
Edenred SE	2.8%
Bayerische Motoren Werke AG	2.8%
Fresenius Medical Care AG	2.5%
Mercedes-Benz Group AG, (Registered)	2.3%
Airbus SE	2.2%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	19.5%
United States	3.3%
Sweden	3.4%
Netherlands	5.5%
Switzerland	7.9%
United Kingdom	14.1%
France	20.8%
Germany	25.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000190735
Shareholder Report [Line Items]
Fund Name		Natixis Oakmark International Fund
Class Name		Class Y
Trading Symbol		NOIYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Natixis Oakmark International Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$88	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 88
Expense Ratio, Percent		0.90%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

On an absolute-return basis, the industrials and communication services sectors were the only sectors that contributed to the Fund’s return. Health care and consumer discretionary detracted the most to the Fund’s absolute return for the year. Geographically, Italy and Japan had the largest contribution to absolute performance of the Fund, while France and Germany were the largest detractors.

Top Contributors to Performance

•Intesa Sanpaolo was a contributor during the 1-year period. The company started the year strong after posting results that benefited from increased fees and commissions. Solid performance continued throughout the year with the company’s net interest income being a highlight. During the year, Intesa launched management changes, which we believe could be pivotal in the continued growth of total fee income and commission over the coming years.

•Prosus was another contributor during the 1-year period. The Netherlands-headquartered broadline retail company, which, in our view, is a discounted way to invest in Tencent, saw its stock price rise on improved sentiment toward Chinese stocks after the announcement of a multipronged stimulus package by the Chinese government. During the year, we met with the new CEO, who emphasized focus on balancing steady growth and increasing profitability to unlock further value.

Top Detractors from Performance

•Bayer was a detractor during the 1-year period. The Germany-headquartered pharmaceuticals company’s stock price declined following its third-quarter earnings release. While pharma revenues exceeded consensus expectations, crop market weakness weighed on performance and drove a downgrade in 2025 guidance.

•Kering was another detractor during the 1-year period. The France-headquartered luxury holdings company’s stock price declined initially following the release of first-quarter results with underperformance mainly concentrated around Gucci globally, but most severely in China. The company’s stock price continued to slip after reporting challenging third-quarter earnings and portfolio brands, including Gucci and Yves Saint Laurent, struggled during the period.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class Y	MSCI World ex USA Index (Net)
12/2014	$10,000	$10,000
01/2015	$9,952	$9,965
02/2015	$10,683	$10,560
03/2015	$10,627	$10,383
04/2015	$10,801	$10,833
05/2015	$10,777	$10,739
06/2015	$10,510	$10,434
07/2015	$10,631	$10,599
08/2015	$9,693	$9,827
09/2015	$9,111	$9,331
10/2015	$9,992	$10,033
11/2015	$9,807	$9,873
12/2015	$9,465	$9,696
01/2016	$8,665	$9,029
02/2016	$8,492	$8,903
03/2016	$9,234	$9,507
04/2016	$9,364	$9,813
05/2016	$9,116	$9,702
06/2016	$8,503	$9,407
07/2016	$9,174	$9,870
08/2016	$9,547	$9,879
09/2016	$9,671	$9,999
10/2016	$9,853	$9,805
11/2016	$9,944	$9,648
12/2016	$10,240	$9,963
01/2017	$10,721	$10,259
02/2017	$10,780	$10,378
03/2017	$11,252	$10,641
04/2017	$11,749	$10,867
05/2017	$11,909	$11,230
06/2017	$11,960	$11,240
07/2017	$12,541	$11,575
08/2017	$12,491	$11,572
09/2017	$13,055	$11,872
10/2017	$13,173	$12,034
11/2017	$13,098	$12,156
12/2017	$13,290	$12,374
01/2018	$14,246	$12,951
02/2018	$13,418	$12,336
03/2018	$12,982	$12,122
04/2018	$13,255	$12,400
05/2018	$12,649	$12,165
06/2018	$12,273	$12,032
07/2018	$12,615	$12,327
08/2018	$12,000	$12,094
09/2018	$12,120	$12,189
10/2018	$10,907	$11,220
11/2018	$10,753	$11,210
12/2018	$10,110	$10,631
01/2019	$11,026	$11,389
02/2019	$11,296	$11,682
03/2019	$11,035	$11,742
04/2019	$11,853	$12,074
05/2019	$10,568	$11,503
06/2019	$11,413	$12,187
07/2019	$11,134	$12,040
08/2019	$10,801	$11,744
09/2019	$11,314	$12,073
10/2019	$11,961	$12,464
11/2019	$12,149	$12,619
12/2019	$12,600	$13,022
01/2020	$11,801	$12,770
02/2020	$10,751	$11,636
03/2020	$7,722	$9,993
04/2020	$8,605	$10,690
05/2020	$9,023	$11,144
06/2020	$9,655	$11,526
07/2020	$9,775	$11,833
08/2020	$10,556	$12,443
09/2020	$9,952	$12,093
10/2020	$9,701	$11,618
11/2020	$12,238	$13,400
12/2020	$13,144	$14,010
01/2021	$12,873	$13,860
02/2021	$14,012	$14,213
03/2021	$14,320	$14,576
04/2021	$14,685	$15,034
05/2021	$15,376	$15,557
06/2021	$14,956	$15,399
07/2021	$14,638	$15,501
08/2021	$14,582	$15,750
09/2021	$14,199	$15,297
10/2021	$14,704	$15,753
11/2021	$13,611	$15,015
12/2021	$14,323	$15,778
01/2022	$14,513	$15,082
02/2022	$13,468	$14,847
03/2022	$13,097	$15,019
04/2022	$12,299	$14,033
05/2022	$12,916	$14,150
06/2022	$11,576	$12,818
07/2022	$11,937	$13,456
08/2022	$11,044	$12,827
09/2022	$9,827	$11,640
10/2022	$10,550	$12,281
11/2022	$12,318	$13,589
12/2022	$12,073	$13,523
01/2023	$13,760	$14,632
02/2023	$13,527	$14,290
03/2023	$13,828	$14,608
04/2023	$14,081	$15,023
05/2023	$13,412	$14,367
06/2023	$14,236	$15,050
07/2023	$14,818	$15,538
08/2023	$13,945	$14,936
09/2023	$13,179	$14,433
10/2023	$12,267	$13,824
11/2023	$13,547	$15,123
12/2023	$14,398	$15,949
01/2024	$13,824	$16,018
02/2024	$14,022	$16,292
03/2024	$14,408	$16,841
04/2024	$13,988	$16,395
05/2024	$14,533	$17,022
06/2024	$13,780	$16,740
07/2024	$14,255	$17,265
08/2024	$14,552	$17,841
09/2024	$15,027	$18,039
10/2024	$14,137	$17,119
11/2024	$13,889	$17,160
12/2024	$13,693	$16,699

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class Y	(4.89%)	1.68%	3.19%Footnote Reference*
MSCI World ex USA Index (Net)	4.70%	5.10%	5.26%

Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 269,010,643
Holdings Count | Holding		69
Advisory Fees Paid, Amount		$ 2,037,075
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$269,010,643
# of Portfolio Holdings (including overnight repurchase agreements)	69
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$2,037,075

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.3%
Automobile Components	3.2%
Beverages	3.4%
Insurance	3.5%
Health Care Providers & Services	4.6%
Automobiles	5.1%
Financial Services	5.3%
Pharmaceuticals	5.7%
Textiles, Apparel & Luxury Goods	7.4%
Banks	9.1%
Machinery	10.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

BNP Paribas SA	3.7%
Kering SA	3.3%
CNH Industrial NV	3.2%
Continental AG	3.2%
Bayer AG	3.2%
Edenred SE	2.8%
Bayerische Motoren Werke AG	2.8%
Fresenius Medical Care AG	2.5%
Mercedes-Benz Group AG, (Registered)	2.3%
Airbus SE	2.2%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	19.5%
United States	3.3%
Sweden	3.4%
Netherlands	5.5%
Switzerland	7.9%
United Kingdom	14.1%
France	20.8%
Germany	25.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018161
Shareholder Report [Line Items]
Fund Name		Natixis U.S. Equity Opportunities Fund
Class Name		Class A
Trading Symbol		NEFSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Natixis U.S. Equity Opportunities Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$120	1.07%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 120
Expense Ratio, Percent		1.07%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Natixis U.S. Equity Opportunities Fund is composed of two separately managed portfolio sleeves, combining the value expertise of Harris Associates, L.P. ("Harris Associates") with the growth expertise of Loomis, Sayles & Company, L.P. ("Loomis Sayles").

Harris Associates Large Cap Value Sleeve

On an absolute-return basis, the financials sector contributed the most to the return of the Fund, while health care and energy had the only negative contributions.

Top Contributors to Performance

Fiserv and Alphabet were top contributors during the 1-year period. Fiserv's stock price rose due to solid second-quarter results, improved free-cash-flow conversion, and significant share repurchases. Alphabet's stock price increased after strong first-quarter results, driven by revenue growth across Search, YouTube, and Cloud. Despite ongoing antitrust litigation, we still see attractive upside.

Top Detractors from Performance

Centene and APA Corporation were top detractors during the 1-year period. Centene's stock price declined due to investor concerns about legislative changes. APA Corporation's stock price fell due to issues with a liquified natural gas export contract and new U.K. emissions regulations.

Loomis Sayles All Cap Growth Sleeve

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value.

Top Contributors to Performance

Nvidia, Meta Platforms, and Tesla contributed the most to performance. Stock selection in the information technology, communication services, consumer discretionary, and healthcare sectors, and allocations in the communication services, consumer discretionary, and industrials sectors, contributed positively to relative performance.

Top Detractors from Performance

Boeing, Mobileye Global, and Monster Beverage detracted the most from performance. Stock selection in the industrials, consumer staples, and financials sectors, and allocations in the healthcare, information technology, and financials sectors, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class A with load	S&P 500® Index	Russell 1000® Index
12/2014	$9,426	$10,000	$10,000
01/2015	$9,154	$9,700	$9,725
02/2015	$9,828	$10,257	$10,287
03/2015	$9,646	$10,095	$10,159
04/2015	$9,828	$10,192	$10,231
05/2015	$9,883	$10,323	$10,365
06/2015	$9,699	$10,123	$10,171
07/2015	$10,068	$10,335	$10,367
08/2015	$9,445	$9,712	$9,743
09/2015	$9,170	$9,471	$9,476
10/2015	$10,085	$10,270	$10,243
11/2015	$10,204	$10,301	$10,277
12/2015	$9,978	$10,138	$10,092
01/2016	$9,327	$9,635	$9,549
02/2016	$9,193	$9,622	$9,545
03/2016	$9,891	$10,275	$10,210
04/2016	$10,034	$10,315	$10,266
05/2016	$10,297	$10,500	$10,446
06/2016	$10,107	$10,527	$10,469
07/2016	$10,713	$10,915	$10,868
08/2016	$10,873	$10,931	$10,882
09/2016	$11,019	$10,933	$10,891
10/2016	$10,815	$10,733	$10,679
11/2016	$11,085	$11,131	$11,100
12/2016	$11,161	$11,351	$11,308
01/2017	$11,338	$11,566	$11,536
02/2017	$11,718	$12,025	$11,982
03/2017	$11,832	$12,039	$11,990
04/2017	$12,057	$12,163	$12,116
05/2017	$12,457	$12,334	$12,271
06/2017	$12,627	$12,411	$12,357
07/2017	$12,953	$12,666	$12,601
08/2017	$13,019	$12,705	$12,641
09/2017	$13,334	$12,967	$12,910
10/2017	$13,682	$13,270	$13,206
11/2017	$13,948	$13,677	$13,609
12/2017	$14,095	$13,829	$13,761
01/2018	$15,237	$14,621	$14,516
02/2018	$14,648	$14,082	$13,983
03/2018	$14,190	$13,724	$13,666
04/2018	$14,186	$13,777	$13,712
05/2018	$14,638	$14,108	$14,062
06/2018	$14,662	$14,195	$14,153
07/2018	$15,048	$14,724	$14,642
08/2018	$15,520	$15,203	$15,146
09/2018	$15,454	$15,290	$15,204
10/2018	$14,131	$14,245	$14,128
11/2018	$14,564	$14,535	$14,415
12/2018	$13,182	$13,223	$13,102
01/2019	$14,590	$14,282	$14,200
02/2019	$15,002	$14,741	$14,681
03/2019	$15,113	$15,027	$14,937
04/2019	$16,023	$15,636	$15,540
05/2019	$14,754	$14,642	$14,550
06/2019	$15,861	$15,674	$15,571
07/2019	$15,957	$15,899	$15,813
08/2019	$15,323	$15,648	$15,523
09/2019	$15,476	$15,940	$15,792
10/2019	$15,926	$16,286	$16,127
11/2019	$16,736	$16,877	$16,737
12/2019	$17,272	$17,386	$17,220
01/2020	$17,088	$17,379	$17,238
02/2020	$16,038	$15,949	$15,830
03/2020	$13,859	$13,979	$13,738
04/2020	$15,678	$15,771	$15,553
05/2020	$16,568	$16,522	$16,374
06/2020	$16,982	$16,850	$16,736
07/2020	$17,765	$17,801	$17,716
08/2020	$19,141	$19,080	$19,016
09/2020	$18,280	$18,355	$18,321
10/2020	$18,056	$17,867	$17,879
11/2020	$20,220	$19,823	$19,985
12/2020	$21,087	$20,585	$20,830
01/2021	$20,623	$20,377	$20,658
02/2021	$21,973	$20,939	$21,257
03/2021	$22,924	$21,856	$22,061
04/2021	$24,186	$23,022	$23,249
05/2021	$24,679	$23,183	$23,359
06/2021	$25,010	$23,724	$23,944
07/2021	$25,245	$24,288	$24,442
08/2021	$26,097	$25,026	$25,149
09/2021	$24,971	$23,863	$23,994
10/2021	$26,181	$25,534	$25,659
11/2021	$25,256	$25,357	$25,315
12/2021	$25,967	$26,494	$26,340
01/2022	$25,057	$25,123	$24,855
02/2022	$24,353	$24,371	$24,173
03/2022	$24,630	$25,276	$24,989
04/2022	$21,777	$23,071	$22,761
05/2022	$22,009	$23,114	$22,727
06/2022	$19,534	$21,206	$20,823
07/2022	$21,420	$23,161	$22,763
08/2022	$20,919	$22,217	$21,889
09/2022	$18,901	$20,170	$19,863
10/2022	$20,518	$21,804	$21,456
11/2022	$21,909	$23,022	$22,617
12/2022	$20,476	$21,696	$21,302
01/2023	$23,059	$23,059	$22,730
02/2023	$22,417	$22,496	$22,189
03/2023	$23,045	$23,322	$22,891
04/2023	$23,358	$23,686	$23,175
05/2023	$23,924	$23,789	$23,283
06/2023	$25,409	$25,361	$24,855
07/2023	$26,837	$26,176	$25,710
08/2023	$26,286	$25,759	$25,260
09/2023	$24,836	$24,531	$24,073
10/2023	$23,959	$24,015	$23,491
11/2023	$26,469	$26,208	$25,685
12/2023	$28,053	$27,399	$26,953
01/2024	$28,328	$27,859	$27,329
02/2024	$29,970	$29,347	$28,805
03/2024	$31,108	$30,291	$29,728
04/2024	$29,425	$29,054	$28,463
05/2024	$30,159	$30,494	$29,804
06/2024	$31,144	$31,589	$30,790
07/2024	$31,908	$31,973	$31,238
08/2024	$32,290	$32,749	$31,979
09/2024	$32,825	$33,448	$32,663
10/2024	$33,230	$33,145	$32,434
11/2024	$36,171	$35,090	$34,522
12/2024	$35,131	$34,254	$33,560

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	25.23%	15.26%	14.06%
Class A with 5.75% MSCFootnote Reference1	18.03%	13.90%	13.39%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Index	24.51%	14.28%	12.87%

Previous Investment Adviser [Text Block]
Material Change Description [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 1,128,654,333
Holdings Count | Holding		75
Advisory Fees Paid, Amount		$ 7,057,328
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,128,654,333
# of Portfolio Holdings (including overnight repurchase agreements)	75
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$7,057,328

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.6%
Insurance	3.3%
Broadline Retail	3.4%
Financial Services	4.7%
Entertainment	5.3%
Oil, Gas & Consumable Fuels	5.3%
Semiconductors & Semiconductor Equipment	6.1%
Automobiles	6.2%
Banks	6.7%
Capital Markets	7.4%
Software	7.5%
Interactive Media & Services	8.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Alphabet, Inc., Class A	4.6%
NVIDIA Corp.	4.5%
Tesla, Inc.	4.0%
Meta Platforms, Inc., Class A	3.6%
Amazon.com, Inc.	3.1%
Netflix, Inc.	3.0%
Deere & Co.	2.3%
Citigroup, Inc.	2.3%
Oracle Corp.	2.2%
Charles Schwab Corp.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.08% from 1.12%.

Material Fund Change Expenses [Text Block]		Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.08% from 1.12%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000018163
Shareholder Report [Line Items]
Fund Name		Natixis U.S. Equity Opportunities Fund
Class Name		Class C
Trading Symbol		NECCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Natixis U.S. Equity Opportunities Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$204	1.82%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 204
Expense Ratio, Percent		1.82%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Natixis U.S. Equity Opportunities Fund is composed of two separately managed portfolio sleeves, combining the value expertise of Harris Associates, L.P. ("Harris Associates") with the growth expertise of Loomis, Sayles & Company, L.P. ("Loomis Sayles").

Harris Associates Large Cap Value Sleeve

On an absolute-return basis, the financials sector contributed the most to the return of the Fund, while health care and energy had the only negative contributions.

Top Contributors to Performance

Fiserv and Alphabet were top contributors during the 1-year period. Fiserv's stock price rose due to solid second-quarter results, improved free-cash-flow conversion, and significant share repurchases. Alphabet's stock price increased after strong first-quarter results, driven by revenue growth across Search, YouTube, and Cloud. Despite ongoing antitrust litigation, we still see attractive upside.

Top Detractors from Performance

Centene and APA Corporation were top detractors during the 1-year period. Centene's stock price declined due to investor concerns about legislative changes. APA Corporation's stock price fell due to issues with a liquified natural gas export contract and new U.K. emissions regulations.

Loomis Sayles All Cap Growth Sleeve

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value.

Top Contributors to Performance

Nvidia, Meta Platforms, and Tesla contributed the most to performance. Stock selection in the information technology, communication services, consumer discretionary, and healthcare sectors, and allocations in the communication services, consumer discretionary, and industrials sectors, contributed positively to relative performance.

Top Detractors from Performance

Boeing, Mobileye Global, and Monster Beverage detracted the most from performance. Stock selection in the industrials, consumer staples, and financials sectors, and allocations in the healthcare, information technology, and financials sectors, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class C	S&P 500® Index	Russell 1000® Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,704	$9,700	$9,725
02/2015	$10,415	$10,257	$10,287
03/2015	$10,212	$10,095	$10,159
04/2015	$10,400	$10,192	$10,231
05/2015	$10,450	$10,323	$10,365
06/2015	$10,249	$10,123	$10,171
07/2015	$10,636	$10,335	$10,367
08/2015	$9,968	$9,712	$9,743
09/2015	$9,672	$9,471	$9,476
10/2015	$10,631	$10,270	$10,243
11/2015	$10,751	$10,301	$10,277
12/2015	$10,506	$10,138	$10,092
01/2016	$9,813	$9,635	$9,549
02/2016	$9,670	$9,622	$9,545
03/2016	$10,395	$10,275	$10,210
04/2016	$10,540	$10,315	$10,266
05/2016	$10,808	$10,500	$10,446
06/2016	$10,599	$10,527	$10,469
07/2016	$11,232	$10,915	$10,868
08/2016	$11,392	$10,931	$10,882
09/2016	$11,537	$10,933	$10,891
10/2016	$11,317	$10,733	$10,679
11/2016	$11,591	$11,131	$11,100
12/2016	$11,664	$11,351	$11,308
01/2017	$11,842	$11,566	$11,536
02/2017	$12,232	$12,025	$11,982
03/2017	$12,340	$12,039	$11,990
04/2017	$12,568	$12,163	$12,116
05/2017	$12,976	$12,334	$12,271
06/2017	$13,145	$12,411	$12,357
07/2017	$13,477	$12,666	$12,601
08/2017	$13,537	$12,705	$12,641
09/2017	$13,858	$12,967	$12,910
10/2017	$14,211	$13,270	$13,206
11/2017	$14,478	$13,677	$13,609
12/2017	$14,620	$13,829	$13,761
01/2018	$15,797	$14,621	$14,516
02/2018	$15,172	$14,082	$13,983
03/2018	$14,689	$13,724	$13,666
04/2018	$14,682	$13,777	$13,712
05/2018	$15,139	$14,108	$14,062
06/2018	$15,151	$14,195	$14,153
07/2018	$15,543	$14,724	$14,642
08/2018	$16,018	$15,203	$15,146
09/2018	$15,936	$15,290	$15,204
10/2018	$14,565	$14,245	$14,128
11/2018	$15,004	$14,535	$14,415
12/2018	$13,571	$13,223	$13,102
01/2019	$15,014	$14,282	$14,200
02/2019	$15,426	$14,741	$14,681
03/2019	$15,532	$15,027	$14,937
04/2019	$16,454	$15,636	$15,540
05/2019	$15,143	$14,642	$14,550
06/2019	$16,267	$15,674	$15,571
07/2019	$16,357	$15,899	$15,813
08/2019	$15,698	$15,648	$15,523
09/2019	$15,844	$15,940	$15,792
10/2019	$16,295	$16,286	$16,127
11/2019	$17,113	$16,877	$16,737
12/2019	$17,651	$17,386	$17,220
01/2020	$17,449	$17,379	$17,238
02/2020	$16,373	$15,949	$15,830
03/2020	$14,137	$13,979	$13,738
04/2020	$15,982	$15,771	$15,553
05/2020	$16,871	$16,522	$16,374
06/2020	$17,287	$16,850	$16,736
07/2020	$18,079	$17,801	$17,716
08/2020	$19,466	$19,080	$19,016
09/2020	$18,576	$18,355	$18,321
10/2020	$18,332	$17,867	$17,879
11/2020	$20,518	$19,823	$19,985
12/2020	$21,384	$20,585	$20,830
01/2021	$20,905	$20,377	$20,658
02/2021	$22,263	$20,939	$21,257
03/2021	$23,211	$21,856	$22,061
04/2021	$24,467	$23,022	$23,249
05/2021	$24,957	$23,183	$23,359
06/2021	$25,270	$23,724	$23,944
07/2021	$25,489	$24,288	$24,442
08/2021	$26,335	$25,026	$25,149
09/2021	$25,187	$23,863	$23,994
10/2021	$26,387	$25,534	$25,659
11/2021	$25,437	$25,357	$25,315
12/2021	$26,145	$26,494	$26,340
01/2022	$25,211	$25,123	$24,855
02/2022	$24,492	$24,371	$24,173
03/2022	$24,743	$25,276	$24,989
04/2022	$21,870	$23,071	$22,761
05/2022	$22,091	$23,114	$22,727
06/2022	$19,599	$21,206	$20,823
07/2022	$21,468	$23,161	$22,763
08/2022	$20,948	$22,217	$21,889
09/2022	$18,924	$20,170	$19,863
10/2022	$20,520	$21,804	$21,456
11/2022	$21,896	$23,022	$22,617
12/2022	$20,453	$21,696	$21,302
01/2023	$23,045	$23,059	$22,730
02/2023	$22,404	$22,496	$22,189
03/2023	$23,031	$23,322	$22,891
04/2023	$23,344	$23,686	$23,175
05/2023	$23,910	$23,789	$23,283
06/2023	$25,394	$25,361	$24,855
07/2023	$26,821	$26,176	$25,710
08/2023	$26,270	$25,759	$25,260
09/2023	$24,821	$24,531	$24,073
10/2023	$23,945	$24,015	$23,491
11/2023	$26,454	$26,208	$25,685
12/2023	$28,037	$27,399	$26,953
01/2024	$28,311	$27,859	$27,329
02/2024	$29,952	$29,347	$28,805
03/2024	$31,090	$30,291	$29,728
04/2024	$29,408	$29,054	$28,463
05/2024	$30,141	$30,494	$29,804
06/2024	$31,126	$31,589	$30,790
07/2024	$31,889	$31,973	$31,238
08/2024	$32,271	$32,749	$31,979
09/2024	$32,805	$33,448	$32,663
10/2024	$33,210	$33,145	$32,434
11/2024	$36,149	$35,090	$34,522
12/2024	$35,111	$34,254	$33,560

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	24.32%	14.39%	13.38%
Class C with 1.00% CDSCFootnote Reference1	23.32%	14.39%	13.38%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Index	24.51%	14.28%	12.87%

Previous Investment Adviser [Text Block]
Material Change Description [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 1,128,654,333
Holdings Count | Holding		75
Advisory Fees Paid, Amount		$ 7,057,328
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,128,654,333
# of Portfolio Holdings (including overnight repurchase agreements)	75
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$7,057,328

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.6%
Insurance	3.3%
Broadline Retail	3.4%
Financial Services	4.7%
Entertainment	5.3%
Oil, Gas & Consumable Fuels	5.3%
Semiconductors & Semiconductor Equipment	6.1%
Automobiles	6.2%
Banks	6.7%
Capital Markets	7.4%
Software	7.5%
Interactive Media & Services	8.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Alphabet, Inc., Class A	4.6%
NVIDIA Corp.	4.5%
Tesla, Inc.	4.0%
Meta Platforms, Inc., Class A	3.6%
Amazon.com, Inc.	3.1%
Netflix, Inc.	3.0%
Deere & Co.	2.3%
Citigroup, Inc.	2.3%
Oracle Corp.	2.2%
Charles Schwab Corp.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.83% from 1.87%.

Material Fund Change Expenses [Text Block]		Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.83% from 1.87%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000190732
Shareholder Report [Line Items]
Fund Name		Natixis U.S. Equity Opportunities Fund
Class Name		Class N
Trading Symbol		NESNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Natixis U.S. Equity Opportunities Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$86	0.76%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 86
Expense Ratio, Percent		0.76%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Natixis U.S. Equity Opportunities Fund is composed of two separately managed portfolio sleeves, combining the value expertise of Harris Associates, L.P. ("Harris Associates") with the growth expertise of Loomis, Sayles & Company, L.P. ("Loomis Sayles").

Harris Associates Large Cap Value Sleeve

On an absolute-return basis, the financials sector contributed the most to the return of the Fund, while health care and energy had the only negative contributions.

Top Contributors to Performance

Fiserv and Alphabet were top contributors during the 1-year period. Fiserv's stock price rose due to solid second-quarter results, improved free-cash-flow conversion, and significant share repurchases. Alphabet's stock price increased after strong first-quarter results, driven by revenue growth across Search, YouTube, and Cloud. Despite ongoing antitrust litigation, we still see attractive upside.

Top Detractors from Performance

Centene and APA Corporation were top detractors during the 1-year period. Centene's stock price declined due to investor concerns about legislative changes. APA Corporation's stock price fell due to issues with a liquified natural gas export contract and new U.K. emissions regulations.

Loomis Sayles All Cap Growth Sleeve

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value.

Top Contributors to Performance

Nvidia, Meta Platforms, and Tesla contributed the most to performance. Stock selection in the information technology, communication services, consumer discretionary, and healthcare sectors, and allocations in the communication services, consumer discretionary, and industrials sectors, contributed positively to relative performance.

Top Detractors from Performance

Boeing, Mobileye Global, and Monster Beverage detracted the most from performance. Stock selection in the industrials, consumer staples, and financials sectors, and allocations in the healthcare, information technology, and financials sectors, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	S&P 500® Index	Russell 1000® Index
05/2017	$10,298	$10,141	$10,128
06/2017	$10,439	$10,204	$10,198
07/2017	$10,712	$10,414	$10,400
08/2017	$10,774	$10,446	$10,433
09/2017	$11,037	$10,661	$10,655
10/2017	$11,329	$10,910	$10,899
11/2017	$11,552	$11,245	$11,232
12/2017	$11,678	$11,370	$11,357
01/2018	$12,629	$12,021	$11,980
02/2018	$12,144	$11,578	$11,541
03/2018	$11,766	$11,283	$11,279
04/2018	$11,771	$11,327	$11,317
05/2018	$12,150	$11,599	$11,606
06/2018	$12,173	$11,671	$11,681
07/2018	$12,496	$12,105	$12,084
08/2018	$12,890	$12,500	$12,500
09/2018	$12,840	$12,571	$12,548
10/2018	$11,746	$11,711	$11,660
11/2018	$12,109	$11,950	$11,897
12/2018	$10,965	$10,871	$10,814
01/2019	$12,137	$11,742	$11,720
02/2019	$12,484	$12,119	$12,117
03/2019	$12,581	$12,355	$12,328
04/2019	$13,340	$12,855	$12,825
05/2019	$12,290	$12,038	$12,008
06/2019	$13,216	$12,887	$12,851
07/2019	$13,297	$13,072	$13,051
08/2019	$12,772	$12,865	$12,812
09/2019	$12,905	$13,105	$13,034
10/2019	$13,281	$13,389	$13,310
11/2019	$13,963	$13,875	$13,813
12/2019	$14,412	$14,294	$14,212
01/2020	$14,263	$14,288	$14,227
02/2020	$13,391	$13,112	$13,065
03/2020	$11,573	$11,493	$11,338
04/2020	$13,099	$12,966	$12,836
05/2020	$13,844	$13,584	$13,514
06/2020	$14,196	$13,854	$13,813
07/2020	$14,856	$14,635	$14,621
08/2020	$16,009	$15,687	$15,695
09/2020	$15,292	$15,091	$15,121
10/2020	$15,106	$14,689	$14,756
11/2020	$16,923	$16,297	$16,494
12/2020	$17,652	$16,924	$17,191
01/2021	$17,268	$16,753	$17,050
02/2021	$18,404	$17,215	$17,544
03/2021	$19,209	$17,969	$18,208
04/2021	$20,266	$18,928	$19,188
05/2021	$20,688	$19,060	$19,279
06/2021	$20,970	$19,505	$19,762
07/2021	$21,175	$19,969	$20,173
08/2021	$21,893	$20,576	$20,756
09/2021	$20,954	$19,619	$19,803
10/2021	$21,973	$20,993	$21,177
11/2021	$21,201	$20,848	$20,893
12/2021	$21,805	$21,782	$21,739
01/2022	$21,048	$20,655	$20,514
02/2022	$20,460	$20,036	$19,951
03/2022	$20,698	$20,780	$20,624
04/2022	$18,306	$18,968	$18,785
05/2022	$18,506	$19,003	$18,757
06/2022	$16,432	$17,435	$17,186
07/2022	$18,020	$19,042	$18,787
08/2022	$17,600	$18,266	$18,065
09/2022	$15,909	$16,583	$16,394
10/2022	$17,276	$17,926	$17,709
11/2022	$18,448	$18,928	$18,667
12/2022	$17,251	$17,837	$17,581
01/2023	$19,433	$18,958	$18,760
02/2023	$18,893	$18,495	$18,313
03/2023	$19,428	$19,174	$18,893
04/2023	$19,695	$19,474	$19,127
05/2023	$20,181	$19,558	$19,216
06/2023	$21,436	$20,851	$20,514
07/2023	$22,654	$21,521	$21,219
08/2023	$22,191	$21,178	$20,848
09/2023	$20,973	$20,168	$19,868
10/2023	$20,236	$19,744	$19,388
11/2023	$22,361	$21,547	$21,199
12/2023	$23,710	$22,526	$22,245
01/2024	$23,944	$22,905	$22,556
02/2024	$25,336	$24,128	$23,774
03/2024	$26,310	$24,904	$24,536
04/2024	$24,887	$23,887	$23,492
05/2024	$25,515	$25,071	$24,598
06/2024	$26,362	$25,971	$25,412
07/2024	$27,014	$26,287	$25,782
08/2024	$27,345	$26,925	$26,393
09/2024	$27,798	$27,500	$26,957
10/2024	$28,149	$27,250	$26,769
11/2024	$30,651	$28,850	$28,492
12/2024	$29,779	$28,162	$27,698

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 5/1/17
Class N	25.60%	15.62%	15.29%
S&P 500® Index	25.02%	14.53%	14.37%
Russell 1000® Index	24.51%	14.28%	14.12%

Performance Inception Date		May 01, 2017
Previous Investment Adviser [Text Block]
Material Change Description [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 1,128,654,333
Holdings Count | Holding		75
Advisory Fees Paid, Amount		$ 7,057,328
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,128,654,333
# of Portfolio Holdings (including overnight repurchase agreements)	75
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$7,057,328

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.6%
Insurance	3.3%
Broadline Retail	3.4%
Financial Services	4.7%
Entertainment	5.3%
Oil, Gas & Consumable Fuels	5.3%
Semiconductors & Semiconductor Equipment	6.1%
Automobiles	6.2%
Banks	6.7%
Capital Markets	7.4%
Software	7.5%
Interactive Media & Services	8.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Alphabet, Inc., Class A	4.6%
NVIDIA Corp.	4.5%
Tesla, Inc.	4.0%
Meta Platforms, Inc., Class A	3.6%
Amazon.com, Inc.	3.1%
Netflix, Inc.	3.0%
Deere & Co.	2.3%
Citigroup, Inc.	2.3%
Oracle Corp.	2.2%
Charles Schwab Corp.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.78% from 0.82%.

Material Fund Change Expenses [Text Block]		Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.78% from 0.82%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000018164
Shareholder Report [Line Items]
Fund Name		Natixis U.S. Equity Opportunities Fund
Class Name		Class Y
Trading Symbol		NESYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Natixis U.S. Equity Opportunities Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$92	0.82%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 92
Expense Ratio, Percent		0.82%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

The Natixis U.S. Equity Opportunities Fund is composed of two separately managed portfolio sleeves, combining the value expertise of Harris Associates, L.P. ("Harris Associates") with the growth expertise of Loomis, Sayles & Company, L.P. ("Loomis Sayles").

Harris Associates Large Cap Value Sleeve

On an absolute-return basis, the financials sector contributed the most to the return of the Fund, while health care and energy had the only negative contributions.

Top Contributors to Performance

Fiserv and Alphabet were top contributors during the 1-year period. Fiserv's stock price rose due to solid second-quarter results, improved free-cash-flow conversion, and significant share repurchases. Alphabet's stock price increased after strong first-quarter results, driven by revenue growth across Search, YouTube, and Cloud. Despite ongoing antitrust litigation, we still see attractive upside.

Top Detractors from Performance

Centene and APA Corporation were top detractors during the 1-year period. Centene's stock price declined due to investor concerns about legislative changes. APA Corporation's stock price fell due to issues with a liquified natural gas export contract and new U.K. emissions regulations.

Loomis Sayles All Cap Growth Sleeve

We are an active manager with a long-term, private equity approach to investing. Through our proprietary bottom-up research framework, we look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value.

Top Contributors to Performance

Nvidia, Meta Platforms, and Tesla contributed the most to performance. Stock selection in the information technology, communication services, consumer discretionary, and healthcare sectors, and allocations in the communication services, consumer discretionary, and industrials sectors, contributed positively to relative performance.

Top Detractors from Performance

Boeing, Mobileye Global, and Monster Beverage detracted the most from performance. Stock selection in the industrials, consumer staples, and financials sectors, and allocations in the healthcare, information technology, and financials sectors, detracted from relative performance.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class Y	S&P 500® Index	Russell 1000® Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,711	$9,700	$9,725
02/2015	$10,430	$10,257	$10,287
03/2015	$10,237	$10,095	$10,159
04/2015	$10,433	$10,192	$10,231
05/2015	$10,494	$10,323	$10,365
06/2015	$10,300	$10,123	$10,171
07/2015	$10,695	$10,335	$10,367
08/2015	$10,034	$9,712	$9,743
09/2015	$9,746	$9,471	$9,476
10/2015	$10,718	$10,270	$10,243
11/2015	$10,848	$10,301	$10,277
12/2015	$10,611	$10,138	$10,092
01/2016	$9,922	$9,635	$9,549
02/2016	$9,781	$9,622	$9,545
03/2016	$10,527	$10,275	$10,210
04/2016	$10,679	$10,315	$10,266
05/2016	$10,963	$10,500	$10,446
06/2016	$10,760	$10,527	$10,469
07/2016	$11,410	$10,915	$10,868
08/2016	$11,580	$10,931	$10,882
09/2016	$11,739	$10,933	$10,891
10/2016	$11,525	$10,733	$10,679
11/2016	$11,813	$11,131	$11,100
12/2016	$11,897	$11,351	$11,308
01/2017	$12,092	$11,566	$11,536
02/2017	$12,496	$12,025	$11,982
03/2017	$12,623	$12,039	$11,990
04/2017	$12,862	$12,163	$12,116
05/2017	$13,291	$12,334	$12,271
06/2017	$13,477	$12,411	$12,357
07/2017	$13,827	$12,666	$12,601
08/2017	$13,902	$12,705	$12,641
09/2017	$14,242	$12,967	$12,910
10/2017	$14,616	$13,270	$13,206
11/2017	$14,901	$13,677	$13,609
12/2017	$15,063	$13,829	$13,761
01/2018	$16,290	$14,621	$14,516
02/2018	$15,660	$14,082	$13,983
03/2018	$15,172	$13,724	$13,666
04/2018	$15,175	$13,777	$13,712
05/2018	$15,662	$14,108	$14,062
06/2018	$15,687	$14,195	$14,153
07/2018	$16,108	$14,724	$14,642
08/2018	$16,612	$15,203	$15,146
09/2018	$16,544	$15,290	$15,204
10/2018	$15,132	$14,245	$14,128
11/2018	$15,600	$14,535	$14,415
12/2018	$14,122	$13,223	$13,102
01/2019	$15,635	$14,282	$14,200
02/2019	$16,078	$14,741	$14,681
03/2019	$16,202	$15,027	$14,937
04/2019	$17,177	$15,636	$15,540
05/2019	$15,824	$14,642	$14,550
06/2019	$17,014	$15,674	$15,571
07/2019	$17,121	$15,899	$15,813
08/2019	$16,445	$15,648	$15,523
09/2019	$16,612	$15,940	$15,792
10/2019	$17,097	$16,286	$16,127
11/2019	$17,973	$16,877	$16,737
12/2019	$18,551	$17,386	$17,220
01/2020	$18,356	$17,379	$17,238
02/2020	$17,235	$15,949	$15,830
03/2020	$14,893	$13,979	$13,738
04/2020	$16,852	$15,771	$15,553
05/2020	$17,811	$16,522	$16,374
06/2020	$18,260	$16,850	$16,736
07/2020	$19,110	$17,801	$17,716
08/2020	$20,593	$19,080	$19,016
09/2020	$19,673	$18,355	$18,321
10/2020	$19,433	$17,867	$17,879
11/2020	$21,765	$19,823	$19,985
12/2020	$22,699	$20,585	$20,830
01/2021	$22,205	$20,377	$20,658
02/2021	$23,669	$20,939	$21,257
03/2021	$24,701	$21,856	$22,061
04/2021	$26,059	$23,022	$23,249
05/2021	$26,598	$23,183	$23,359
06/2021	$26,961	$23,724	$23,944
07/2021	$27,220	$24,288	$24,442
08/2021	$28,146	$25,026	$25,149
09/2021	$26,936	$23,863	$23,994
10/2021	$28,249	$25,534	$25,659
11/2021	$27,255	$25,357	$25,315
12/2021	$28,028	$26,494	$26,340
01/2022	$27,052	$25,123	$24,855
02/2022	$26,299	$24,371	$24,173
03/2022	$26,600	$25,276	$24,989
04/2022	$23,523	$23,071	$22,761
05/2022	$23,780	$23,114	$22,727
06/2022	$21,112	$21,206	$20,823
07/2022	$23,148	$23,161	$22,763
08/2022	$22,612	$22,217	$21,889
09/2022	$20,437	$20,170	$19,863
10/2022	$22,195	$21,804	$21,456
11/2022	$23,700	$23,022	$22,617
12/2022	$22,156	$21,696	$21,302
01/2023	$24,961	$23,059	$22,730
02/2023	$24,265	$22,496	$22,189
03/2023	$24,955	$23,322	$22,891
04/2023	$25,293	$23,686	$23,175
05/2023	$25,912	$23,789	$23,283
06/2023	$27,523	$25,361	$24,855
07/2023	$29,087	$26,176	$25,710
08/2023	$28,491	$25,759	$25,260
09/2023	$26,927	$24,531	$24,073
10/2023	$25,977	$24,015	$23,491
11/2023	$28,704	$26,208	$25,685
12/2023	$30,432	$27,399	$26,953
01/2024	$30,733	$27,859	$27,329
02/2024	$32,520	$29,347	$28,805
03/2024	$33,767	$30,291	$29,728
04/2024	$31,941	$29,054	$28,463
05/2024	$32,750	$30,494	$29,804
06/2024	$33,828	$31,589	$30,790
07/2024	$34,662	$31,973	$31,238
08/2024	$35,089	$32,749	$31,979
09/2024	$35,672	$33,448	$32,663
10/2024	$36,117	$33,145	$32,434
11/2024	$39,321	$35,090	$34,522
12/2024	$38,204	$34,254	$33,560

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years	Since Inception 1/1/00
Class Y	25.54%	15.54%	14.34%	-%
S&P 500® Index	25.02%	14.53%	13.10%	23.30%
Russell 1000® Index	24.51%	14.28%	12.87%	14.12%

Performance Inception Date		Jan. 01, 2000
Previous Investment Adviser [Text Block]
Material Change Description [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 1,128,654,333
Holdings Count | Holding		75
Advisory Fees Paid, Amount		$ 7,057,328
InvestmentCompanyPortfolioTurnover		33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,128,654,333
# of Portfolio Holdings (including overnight repurchase agreements)	75
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$7,057,328

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	35.6%
Insurance	3.3%
Broadline Retail	3.4%
Financial Services	4.7%
Entertainment	5.3%
Oil, Gas & Consumable Fuels	5.3%
Semiconductors & Semiconductor Equipment	6.1%
Automobiles	6.2%
Banks	6.7%
Capital Markets	7.4%
Software	7.5%
Interactive Media & Services	8.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Alphabet, Inc., Class A	4.6%
NVIDIA Corp.	4.5%
Tesla, Inc.	4.0%
Meta Platforms, Inc., Class A	3.6%
Amazon.com, Inc.	3.1%
Netflix, Inc.	3.0%
Deere & Co.	2.3%
Citigroup, Inc.	2.3%
Oracle Corp.	2.2%
Charles Schwab Corp.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.83% from 0.87%.

Material Fund Change Expenses [Text Block]		Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.83% from 0.87%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000018172
Shareholder Report [Line Items]
Fund Name		Vaughan Nelson Small Cap Value Fund
Class Name		Class A
Trading Symbol		NEFJX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vaughan Nelson Small Cap Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$128	1.25%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 128
Expense Ratio, Percent		1.25%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•The largest contributor to the fund’s 2024 performance was the portfolio's overweight position and selection in Information Technology led by Celestica Inc.

•Selection and an underweight position within Energy also contributed to performance with Antero Resources Corporation leading.

•Selection within Consumer Staples positively impacted performance thanks to strong returns from Coca-Cola Consolidated, Inc.

Top Detractors from Performance

•The largest detractor from the fund’s 2024 performance was the portfolio’s overweight position and security selection within Materials with Chemours Co. as the weakest name.

•Security selection within Health Care negatively impacted performance. AMN Healthcare Services, Inc. hindered the sector the most.

•The portfolio’s underweight position and selection within Financials detracted from performance with Selective Insurance Group, Inc. being the weakest name.

Investment Activity

As a result of buys and sells and market action, the portfolio is overweight Industrials, Information Technology, Materials, and Consumer Staples while underweight Real Estate, Utilities, Communication Services, Health Care, Financials, Energy, and Consumer Discretionary.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class A with load	Russell 3000® Index	Russell 2000® Value Index
12/2014	$9,425	$10,000	$10,000
01/2015	$9,055	$9,722	$9,584
02/2015	$9,854	$10,285	$10,029
03/2015	$10,005	$10,180	$10,198
04/2015	$9,828	$10,226	$9,980
05/2015	$10,027	$10,368	$10,063
06/2015	$10,194	$10,194	$10,076
07/2015	$10,212	$10,365	$9,798
08/2015	$9,791	$9,739	$9,317
09/2015	$9,250	$9,455	$8,994
10/2015	$9,648	$10,202	$9,498
11/2015	$9,800	$10,258	$9,768
12/2015	$9,398	$10,048	$9,253
01/2016	$8,683	$9,481	$8,632
02/2016	$8,810	$9,478	$8,690
03/2016	$9,414	$10,145	$9,411
04/2016	$9,599	$10,208	$9,610
05/2016	$9,852	$10,391	$9,786
06/2016	$9,755	$10,412	$9,816
07/2016	$10,112	$10,825	$10,346
08/2016	$10,258	$10,853	$10,603
09/2016	$10,322	$10,870	$10,686
10/2016	$9,966	$10,635	$10,335
11/2016	$11,073	$11,111	$11,707
12/2016	$11,300	$11,327	$12,190
01/2017	$11,317	$11,541	$12,103
02/2017	$11,471	$11,970	$12,278
03/2017	$11,352	$11,978	$12,174
04/2017	$11,220	$12,105	$12,222
05/2017	$11,066	$12,229	$11,842
06/2017	$11,143	$12,339	$12,256
07/2017	$11,173	$12,572	$12,333
08/2017	$10,983	$12,596	$12,030
09/2017	$11,611	$12,903	$12,882
10/2017	$11,783	$13,185	$12,899
11/2017	$12,079	$13,585	$13,272
12/2017	$12,010	$13,721	$13,146
01/2018	$12,234	$14,444	$13,308
02/2018	$11,740	$13,912	$12,642
03/2018	$11,759	$13,633	$12,799
04/2018	$11,804	$13,684	$13,020
05/2018	$12,227	$14,071	$13,778
06/2018	$12,161	$14,163	$13,861
07/2018	$12,406	$14,633	$14,106
08/2018	$12,809	$15,147	$14,442
09/2018	$12,525	$15,172	$14,084
10/2018	$11,341	$14,055	$12,823
11/2018	$11,625	$14,336	$13,029
12/2018	$10,227	$13,002	$11,455
01/2019	$11,301	$14,118	$12,707
02/2019	$12,022	$14,614	$13,201
03/2019	$11,768	$14,828	$12,821
04/2019	$12,245	$15,420	$13,306
05/2019	$11,433	$14,422	$12,219
06/2019	$12,097	$15,435	$12,997
07/2019	$12,351	$15,664	$13,018
08/2019	$11,966	$15,345	$12,291
09/2019	$12,294	$15,614	$12,923
10/2019	$12,302	$15,950	$13,236
11/2019	$12,474	$16,557	$13,545
12/2019	$12,749	$17,035	$14,020
01/2020	$12,469	$17,016	$13,263
02/2020	$11,190	$15,623	$11,975
03/2020	$8,937	$13,475	$9,020
04/2020	$9,924	$15,259	$10,133
05/2020	$10,498	$16,075	$10,424
06/2020	$10,390	$16,443	$10,726
07/2020	$10,756	$17,376	$10,947
08/2020	$11,272	$18,635	$11,536
09/2020	$10,856	$17,957	$11,000
10/2020	$10,939	$17,569	$11,393
11/2020	$12,802	$19,707	$13,593
12/2020	$13,885	$20,593	$14,669
01/2021	$13,877	$20,501	$15,441
02/2021	$15,158	$21,142	$16,892
03/2021	$15,574	$21,900	$17,775
04/2021	$16,389	$23,029	$18,134
05/2021	$16,913	$23,134	$18,698
06/2021	$16,714	$23,705	$18,585
07/2021	$16,298	$24,105	$17,920
08/2021	$16,630	$24,793	$18,400
09/2021	$16,406	$23,681	$18,031
10/2021	$17,146	$25,282	$18,719
11/2021	$17,030	$24,897	$18,079
12/2021	$18,084	$25,877	$18,816
01/2022	$17,082	$24,355	$17,719
02/2022	$17,487	$23,741	$18,013
03/2022	$17,689	$24,512	$18,365
04/2022	$16,570	$22,312	$16,940
05/2022	$17,098	$22,282	$17,265
06/2022	$15,733	$20,418	$15,559
07/2022	$17,139	$22,333	$17,066
08/2022	$16,426	$21,500	$16,526
09/2022	$15,040	$19,506	$14,842
10/2022	$16,467	$21,106	$16,711
11/2022	$17,356	$22,208	$17,221
12/2022	$16,240	$20,907	$16,091
01/2023	$17,793	$22,347	$17,627
02/2023	$17,836	$21,825	$17,220
03/2023	$17,482	$22,408	$15,986
04/2023	$17,054	$22,647	$15,587
05/2023	$16,797	$22,735	$15,280
06/2023	$18,606	$24,288	$16,494
07/2023	$19,163	$25,158	$17,739
08/2023	$18,895	$24,673	$16,885
09/2023	$17,718	$23,497	$16,006
10/2023	$16,701	$22,875	$15,051
11/2023	$18,210	$25,008	$16,406
12/2023	$20,271	$26,334	$18,448
01/2024	$19,830	$26,626	$17,610
02/2024	$20,550	$28,067	$18,186
03/2024	$21,527	$28,973	$18,983
04/2024	$20,153	$27,698	$17,774
05/2024	$21,001	$29,006	$18,605
06/2024	$20,754	$29,904	$18,291
07/2024	$22,193	$30,460	$20,520
08/2024	$21,806	$31,123	$20,135
09/2024	$21,709	$31,767	$20,148
10/2024	$21,173	$31,534	$19,833
11/2024	$23,223	$33,632	$21,746
12/2024	$21,243	$32,604	$19,934

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	4.80%	10.75%	8.47%
Class A with 5.75% MSCFootnote Reference1	(1.22%)	9.45%	7.83%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Value Index	8.05%	7.29%	7.14%

Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 1,220,283,826
Holdings Count | Holding		61
Advisory Fees Paid, Amount		$ 8,955,710
InvestmentCompanyPortfolioTurnover		80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,220,283,826
# of Portfolio Holdings (including overnight repurchase agreements)	61
Portfolio Turnover Rate	80%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$8,955,710

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	34.8%
Short-Term Investments	5.7%
Textiles, Apparel & Luxury Goods	3.0%
Mortgage Real Estate Investment Trusts (REITs)	3.1%
Specialty Retail	3.1%
Health Care Providers & Services	3.2%
Chemicals	4.2%
Insurance	4.5%
Machinery	4.9%
Electronic Equipment, Instruments & Components	4.9%
Oil, Gas & Consumable Fuels	5.9%
Trading Companies & Distributors	6.3%
Banks	16.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Element Solutions, Inc.	3.4%
Comerica, Inc.	3.0%
Western Alliance Bancorp	3.0%
Zions Bancorp NA	2.7%
Beacon Roofing Supply, Inc.	2.7%
First American Financial Corp.	2.5%
Cushman & Wakefield PLC	2.5%
Celestica, Inc.	2.4%
Cullen/Frost Bankers, Inc.	2.2%
Cadence Bank	2.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000018174
Shareholder Report [Line Items]
Fund Name		Vaughan Nelson Small Cap Value Fund
Class Name		Class C
Trading Symbol		NEJCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vaughan Nelson Small Cap Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$204	2.00%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 204
Expense Ratio, Percent		2.00%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•The largest contributor to the fund’s 2024 performance was the portfolio's overweight position and selection in Information Technology led by Celestica Inc.

•Selection and an underweight position within Energy also contributed to performance with Antero Resources Corporation leading.

•Selection within Consumer Staples positively impacted performance thanks to strong returns from Coca-Cola Consolidated, Inc.

Top Detractors from Performance

•The largest detractor from the fund’s 2024 performance was the portfolio’s overweight position and security selection within Materials with Chemours Co. as the weakest name.

•Security selection within Health Care negatively impacted performance. AMN Healthcare Services, Inc. hindered the sector the most.

•The portfolio’s underweight position and selection within Financials detracted from performance with Selective Insurance Group, Inc. being the weakest name.

Investment Activity

As a result of buys and sells and market action, the portfolio is overweight Industrials, Information Technology, Materials, and Consumer Staples while underweight Real Estate, Utilities, Communication Services, Health Care, Financials, Energy, and Consumer Discretionary.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class C	Russell 3000® Index	Russell 2000® Value Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,603	$9,722	$9,584
02/2015	$10,443	$10,285	$10,029
03/2015	$10,599	$10,180	$10,198
04/2015	$10,406	$10,226	$9,980
05/2015	$10,605	$10,368	$10,063
06/2015	$10,778	$10,194	$10,076
07/2015	$10,791	$10,365	$9,798
08/2015	$10,333	$9,739	$9,317
09/2015	$9,756	$9,455	$8,994
10/2015	$10,174	$10,202	$9,498
11/2015	$10,326	$10,258	$9,768
12/2015	$9,898	$10,048	$9,253
01/2016	$9,139	$9,481	$8,632
02/2016	$9,267	$9,478	$8,690
03/2016	$9,898	$10,145	$9,411
04/2016	$10,080	$10,208	$9,610
05/2016	$10,343	$10,391	$9,786
06/2016	$10,236	$10,412	$9,816
07/2016	$10,606	$10,825	$10,346
08/2016	$10,746	$10,853	$10,603
09/2016	$10,811	$10,870	$10,686
10/2016	$10,425	$10,635	$10,335
11/2016	$11,584	$11,111	$11,707
12/2016	$11,810	$11,327	$12,190
01/2017	$11,819	$11,541	$12,103
02/2017	$11,980	$11,970	$12,278
03/2017	$11,846	$11,978	$12,174
04/2017	$11,704	$12,105	$12,222
05/2017	$11,525	$12,229	$11,842
06/2017	$11,610	$12,339	$12,256
07/2017	$11,628	$12,572	$12,333
08/2017	$11,421	$12,596	$12,030
09/2017	$12,071	$12,903	$12,882
10/2017	$12,241	$13,185	$12,899
11/2017	$12,542	$13,585	$13,272
12/2017	$12,459	$13,721	$13,146
01/2018	$12,684	$14,444	$13,308
02/2018	$12,171	$13,912	$12,642
03/2018	$12,171	$13,633	$12,799
04/2018	$12,213	$13,684	$13,020
05/2018	$12,650	$14,071	$13,778
06/2018	$12,572	$14,163	$13,861
07/2018	$12,807	$14,633	$14,106
08/2018	$13,222	$15,147	$14,442
09/2018	$12,908	$15,172	$14,084
10/2018	$11,687	$14,055	$12,823
11/2018	$11,967	$14,336	$13,029
12/2018	$10,527	$13,002	$11,455
01/2019	$11,627	$14,118	$12,707
02/2019	$12,366	$14,614	$13,201
03/2019	$12,087	$14,828	$12,821
04/2019	$12,566	$15,420	$13,306
05/2019	$11,727	$14,422	$12,219
06/2019	$12,401	$15,435	$12,997
07/2019	$12,665	$15,664	$13,018
08/2019	$12,253	$15,345	$12,291
09/2019	$12,582	$15,614	$12,923
10/2019	$12,582	$15,950	$13,236
11/2019	$12,747	$16,557	$13,545
12/2019	$13,020	$17,035	$14,020
01/2020	$12,738	$17,016	$13,263
02/2020	$11,409	$15,623	$11,975
03/2020	$9,117	$13,475	$9,020
04/2020	$10,107	$15,259	$10,133
05/2020	$10,681	$16,075	$10,424
06/2020	$10,580	$16,443	$10,726
07/2020	$10,934	$17,376	$10,947
08/2020	$11,457	$18,635	$11,536
09/2020	$11,035	$17,957	$11,000
10/2020	$11,103	$17,569	$11,393
11/2020	$12,993	$19,707	$13,593
12/2020	$14,073	$20,593	$14,669
01/2021	$14,056	$20,501	$15,441
02/2021	$15,355	$21,142	$16,892
03/2021	$15,760	$21,900	$17,775
04/2021	$16,587	$23,029	$18,134
05/2021	$17,093	$23,134	$18,698
06/2021	$16,890	$23,705	$18,585
07/2021	$16,452	$24,105	$17,920
08/2021	$16,772	$24,793	$18,400
09/2021	$16,536	$23,681	$18,031
10/2021	$17,279	$25,282	$18,719
11/2021	$17,144	$24,897	$18,079
12/2021	$18,217	$25,877	$18,816
01/2022	$17,167	$24,355	$17,719
02/2022	$17,561	$23,741	$18,013
03/2022	$17,771	$24,512	$18,365
04/2022	$16,626	$22,312	$16,940
05/2022	$17,154	$22,282	$17,265
06/2022	$15,764	$20,418	$15,559
07/2022	$17,182	$22,333	$17,066
08/2022	$16,459	$21,500	$16,526
09/2022	$15,041	$19,506	$14,842
10/2022	$16,459	$21,106	$16,711
11/2022	$17,349	$22,208	$17,221
12/2022	$16,211	$20,907	$16,091
01/2023	$17,774	$22,347	$17,627
02/2023	$17,817	$21,825	$17,220
03/2023	$17,464	$22,408	$15,986
04/2023	$17,036	$22,647	$15,587
05/2023	$16,779	$22,735	$15,280
06/2023	$18,587	$24,288	$16,494
07/2023	$19,143	$25,158	$17,739
08/2023	$18,875	$24,673	$16,885
09/2023	$17,699	$23,497	$16,006
10/2023	$16,683	$22,875	$15,051
11/2023	$18,191	$25,008	$16,406
12/2023	$20,249	$26,334	$18,448
01/2024	$19,809	$26,626	$17,610
02/2024	$20,528	$28,067	$18,186
03/2024	$21,504	$28,973	$18,983
04/2024	$20,131	$27,698	$17,774
05/2024	$20,978	$29,006	$18,605
06/2024	$20,732	$29,904	$18,291
07/2024	$22,169	$30,460	$20,520
08/2024	$21,783	$31,123	$20,135
09/2024	$21,686	$31,767	$20,148
10/2024	$21,150	$31,534	$19,833
11/2024	$23,198	$33,632	$21,746
12/2024	$21,221	$32,604	$19,934

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	4.00%	9.92%	7.81%
Class C with 1.00% CDSCFootnote Reference1	3.00%	9.92%	7.81%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Value Index	8.05%	7.29%	7.14%

Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 1,220,283,826
Holdings Count | Holding		61
Advisory Fees Paid, Amount		$ 8,955,710
InvestmentCompanyPortfolioTurnover		80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,220,283,826
# of Portfolio Holdings (including overnight repurchase agreements)	61
Portfolio Turnover Rate	80%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$8,955,710

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	34.8%
Short-Term Investments	5.7%
Textiles, Apparel & Luxury Goods	3.0%
Mortgage Real Estate Investment Trusts (REITs)	3.1%
Specialty Retail	3.1%
Health Care Providers & Services	3.2%
Chemicals	4.2%
Insurance	4.5%
Machinery	4.9%
Electronic Equipment, Instruments & Components	4.9%
Oil, Gas & Consumable Fuels	5.9%
Trading Companies & Distributors	6.3%
Banks	16.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Element Solutions, Inc.	3.4%
Comerica, Inc.	3.0%
Western Alliance Bancorp	3.0%
Zions Bancorp NA	2.7%
Beacon Roofing Supply, Inc.	2.7%
First American Financial Corp.	2.5%
Cushman & Wakefield PLC	2.5%
Celestica, Inc.	2.4%
Cullen/Frost Bankers, Inc.	2.2%
Cadence Bank	2.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000190733
Shareholder Report [Line Items]
Fund Name		Vaughan Nelson Small Cap Value Fund
Class Name		Class N
Trading Symbol		VSCNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vaughan Nelson Small Cap Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$97	0.95%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 97
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•The largest contributor to the fund’s 2024 performance was the portfolio's overweight position and selection in Information Technology led by Celestica Inc.

•Selection and an underweight position within Energy also contributed to performance with Antero Resources Corporation leading.

•Selection within Consumer Staples positively impacted performance thanks to strong returns from Coca-Cola Consolidated, Inc.

Top Detractors from Performance

•The largest detractor from the fund’s 2024 performance was the portfolio’s overweight position and security selection within Materials with Chemours Co. as the weakest name.

•Security selection within Health Care negatively impacted performance. AMN Healthcare Services, Inc. hindered the sector the most.

•The portfolio’s underweight position and selection within Financials detracted from performance with Selective Insurance Group, Inc. being the weakest name.

Investment Activity

As a result of buys and sells and market action, the portfolio is overweight Industrials, Information Technology, Materials, and Consumer Staples while underweight Real Estate, Utilities, Communication Services, Health Care, Financials, Energy, and Consumer Discretionary.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class N	Russell 3000® Index	Russell 2000® Value Index
05/2017	$9,852	$10,102	$9,689
06/2017	$9,923	$10,194	$10,028
07/2017	$9,954	$10,386	$10,091
08/2017	$9,790	$10,406	$9,843
09/2017	$10,353	$10,659	$10,540
10/2017	$10,512	$10,892	$10,554
11/2017	$10,777	$11,223	$10,859
12/2017	$10,717	$11,335	$10,755
01/2018	$10,922	$11,932	$10,888
02/2018	$10,485	$11,493	$10,344
03/2018	$10,501	$11,262	$10,472
04/2018	$10,546	$11,305	$10,653
05/2018	$10,927	$11,624	$11,273
06/2018	$10,876	$11,700	$11,341
07/2018	$11,092	$12,088	$11,541
08/2018	$11,457	$12,513	$11,816
09/2018	$11,206	$12,533	$11,523
10/2018	$10,153	$11,611	$10,491
11/2018	$10,409	$11,843	$10,660
12/2018	$9,166	$10,741	$9,372
01/2019	$10,126	$11,663	$10,397
02/2019	$10,778	$12,073	$10,801
03/2019	$10,553	$12,249	$10,490
04/2019	$10,989	$12,738	$10,886
05/2019	$10,260	$11,914	$9,997
06/2019	$10,863	$12,751	$10,634
07/2019	$11,094	$12,940	$10,651
08/2019	$10,744	$12,677	$10,057
09/2019	$11,045	$12,899	$10,573
10/2019	$11,052	$13,177	$10,829
11/2019	$11,213	$13,678	$11,083
12/2019	$11,464	$14,073	$11,471
01/2020	$11,217	$14,057	$10,852
02/2020	$10,063	$12,906	$9,797
03/2020	$8,039	$11,131	$7,380
04/2020	$8,928	$12,606	$8,291
05/2020	$9,449	$13,280	$8,528
06/2020	$9,356	$13,583	$8,775
07/2020	$9,691	$14,355	$8,956
08/2020	$10,155	$15,395	$9,439
09/2020	$9,784	$14,834	$9,000
10/2020	$9,855	$14,514	$9,322
11/2020	$11,545	$16,280	$11,121
12/2020	$12,527	$17,012	$12,002
01/2021	$12,520	$16,936	$12,634
02/2021	$13,678	$17,466	$13,821
03/2021	$14,064	$18,092	$14,543
04/2021	$14,800	$19,024	$14,837
05/2021	$15,272	$19,111	$15,299
06/2021	$15,101	$19,582	$15,206
07/2021	$14,729	$19,914	$14,662
08/2021	$15,029	$20,482	$15,054
09/2021	$14,836	$19,563	$14,753
10/2021	$15,508	$20,885	$15,315
11/2021	$15,408	$20,568	$14,792
12/2021	$16,365	$21,377	$15,395
01/2022	$15,459	$20,120	$14,498
02/2022	$15,830	$19,613	$14,738
03/2022	$16,020	$20,249	$15,026
04/2022	$15,005	$18,432	$13,860
05/2022	$15,490	$18,407	$14,126
06/2022	$14,256	$16,867	$12,730
07/2022	$15,543	$18,450	$13,963
08/2022	$14,891	$17,761	$13,521
09/2022	$13,639	$16,114	$12,144
10/2022	$14,943	$17,436	$13,672
11/2022	$15,754	$18,346	$14,090
12/2022	$14,737	$17,272	$13,166
01/2023	$16,160	$18,461	$14,422
02/2023	$16,187	$18,030	$14,089
03/2023	$15,877	$18,512	$13,079
04/2023	$15,485	$18,709	$12,753
05/2023	$15,257	$18,782	$12,502
06/2023	$16,908	$20,064	$13,495
07/2023	$17,418	$20,783	$14,514
08/2023	$17,181	$20,382	$13,815
09/2023	$16,114	$19,411	$13,096
10/2023	$15,202	$18,897	$12,315
11/2023	$16,579	$20,659	$13,423
12/2023	$18,456	$21,755	$15,094
01/2024	$18,053	$21,996	$14,408
02/2024	$18,722	$23,186	$14,880
03/2024	$19,611	$23,934	$15,532
04/2024	$18,364	$22,881	$14,542
05/2024	$19,143	$23,962	$15,222
06/2024	$18,923	$24,704	$14,966
07/2024	$20,234	$25,163	$16,789
08/2024	$19,895	$25,711	$16,474
09/2024	$19,803	$26,243	$16,485
10/2024	$19,318	$26,050	$16,227
11/2024	$21,196	$27,783	$17,792
12/2024	$19,394	$26,934	$16,310

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 5/1/17
Class N	5.08%	11.09%	9.02%
Russell 3000® Index	23.81%	13.86%	13.71%
Russell 2000® Value Index	8.05%	7.29%	6.50%

Performance Inception Date		May 01, 2017
Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 1,220,283,826
Holdings Count | Holding		61
Advisory Fees Paid, Amount		$ 8,955,710
InvestmentCompanyPortfolioTurnover		80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,220,283,826
# of Portfolio Holdings (including overnight repurchase agreements)	61
Portfolio Turnover Rate	80%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$8,955,710

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	34.8%
Short-Term Investments	5.7%
Textiles, Apparel & Luxury Goods	3.0%
Mortgage Real Estate Investment Trusts (REITs)	3.1%
Specialty Retail	3.1%
Health Care Providers & Services	3.2%
Chemicals	4.2%
Insurance	4.5%
Machinery	4.9%
Electronic Equipment, Instruments & Components	4.9%
Oil, Gas & Consumable Fuels	5.9%
Trading Companies & Distributors	6.3%
Banks	16.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Element Solutions, Inc.	3.4%
Comerica, Inc.	3.0%
Western Alliance Bancorp	3.0%
Zions Bancorp NA	2.7%
Beacon Roofing Supply, Inc.	2.7%
First American Financial Corp.	2.5%
Cushman & Wakefield PLC	2.5%
Celestica, Inc.	2.4%
Cullen/Frost Bankers, Inc.	2.2%
Cadence Bank	2.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
C000069268
Shareholder Report [Line Items]
Fund Name		Vaughan Nelson Small Cap Value Fund
Class Name		Class Y
Trading Symbol		NEJYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vaughan Nelson Small Cap Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$103	1.00%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 103
Expense Ratio, Percent		1.00%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•The largest contributor to the fund’s 2024 performance was the portfolio's overweight position and selection in Information Technology led by Celestica Inc.

•Selection and an underweight position within Energy also contributed to performance with Antero Resources Corporation leading.

•Selection within Consumer Staples positively impacted performance thanks to strong returns from Coca-Cola Consolidated, Inc.

Top Detractors from Performance

•The largest detractor from the fund’s 2024 performance was the portfolio’s overweight position and security selection within Materials with Chemours Co. as the weakest name.

•Security selection within Health Care negatively impacted performance. AMN Healthcare Services, Inc. hindered the sector the most.

•The portfolio’s underweight position and selection within Financials detracted from performance with Selective Insurance Group, Inc. being the weakest name.

Investment Activity

As a result of buys and sells and market action, the portfolio is overweight Industrials, Information Technology, Materials, and Consumer Staples while underweight Real Estate, Utilities, Communication Services, Health Care, Financials, Energy, and Consumer Discretionary.

We continued to sell positions that we believe to be fully valued or that could face increased earnings pressure as we move into the late stages of this economic recovery and added to existing positions or established new positions that met our investment criteria.

We continue to position the portfolio into companies that have lower earnings variability, higher profitability, and stronger balance sheets than the broader investment universe, and where we can get these characteristics at similar valuation levels to the benchmark index. We still do not favor any single industry or sector and continue to look for the characteristics noted above across all industries.

Performance Past Does Not Indicate Future [Text]		Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance,
Line Graph [Table Text Block]
	Class Y	Russell 3000® Index	Russell 2000® Value Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,612	$9,722	$9,584
02/2015	$10,459	$10,285	$10,029
03/2015	$10,625	$10,180	$10,198
04/2015	$10,437	$10,226	$9,980
05/2015	$10,648	$10,368	$10,063
06/2015	$10,831	$10,194	$10,076
07/2015	$10,855	$10,365	$9,798
08/2015	$10,404	$9,739	$9,317
09/2015	$9,832	$9,455	$8,994
10/2015	$10,260	$10,202	$9,498
11/2015	$10,423	$10,258	$9,768
12/2015	$9,995	$10,048	$9,253
01/2016	$9,237	$9,481	$8,632
02/2016	$9,374	$9,478	$8,690
03/2016	$10,022	$10,145	$9,411
04/2016	$10,219	$10,208	$9,610
05/2016	$10,493	$10,391	$9,786
06/2016	$10,392	$10,412	$9,816
07/2016	$10,773	$10,825	$10,346
08/2016	$10,929	$10,853	$10,603
09/2016	$11,002	$10,870	$10,686
10/2016	$10,622	$10,635	$10,335
11/2016	$11,802	$11,111	$11,707
12/2016	$12,047	$11,327	$12,190
01/2017	$12,070	$11,541	$12,103
02/2017	$12,236	$11,970	$12,278
03/2017	$12,112	$11,978	$12,174
04/2017	$11,976	$12,105	$12,222
05/2017	$11,810	$12,229	$11,842
06/2017	$11,902	$12,339	$12,256
07/2017	$11,933	$12,572	$12,333
08/2017	$11,731	$12,596	$12,030
09/2017	$12,405	$12,903	$12,882
10/2017	$12,595	$13,185	$12,899
11/2017	$12,908	$13,585	$13,272
12/2017	$12,842	$13,721	$13,146
01/2018	$13,080	$14,444	$13,308
02/2018	$12,557	$13,912	$12,642
03/2018	$12,576	$13,633	$12,799
04/2018	$12,629	$13,684	$13,020
05/2018	$13,086	$14,071	$13,778
06/2018	$13,018	$14,163	$13,861
07/2018	$13,278	$14,633	$14,106
08/2018	$13,714	$15,147	$14,442
09/2018	$13,414	$15,172	$14,084
10/2018	$12,152	$14,055	$12,823
11/2018	$12,452	$14,336	$13,029
12/2018	$10,965	$13,002	$11,455
01/2019	$12,105	$14,118	$12,707
02/2019	$12,893	$14,614	$13,201
03/2019	$12,616	$14,828	$12,821
04/2019	$13,129	$15,420	$13,306
05/2019	$12,265	$14,422	$12,219
06/2019	$12,978	$15,435	$12,997
07/2019	$13,255	$15,664	$13,018
08/2019	$12,836	$15,345	$12,291
09/2019	$13,196	$15,614	$12,923
10/2019	$13,205	$15,950	$13,236
11/2019	$13,398	$16,557	$13,545
12/2019	$13,693	$17,035	$14,020
01/2020	$13,406	$17,016	$13,263
02/2020	$12,027	$15,623	$11,975
03/2020	$9,608	$13,475	$9,020
04/2020	$10,670	$15,259	$10,133
05/2020	$11,284	$16,075	$10,424
06/2020	$11,173	$16,443	$10,726
07/2020	$11,574	$17,376	$10,947
08/2020	$12,128	$18,635	$11,536
09/2020	$11,685	$17,957	$11,000
10/2020	$11,770	$17,569	$11,393
11/2020	$13,790	$19,707	$13,593
12/2020	$14,957	$20,593	$14,669
01/2021	$14,948	$20,501	$15,441
02/2021	$16,332	$21,142	$16,892
03/2021	$16,785	$21,900	$17,775
04/2021	$17,673	$23,029	$18,134
05/2021	$18,237	$23,134	$18,698
06/2021	$18,023	$23,705	$18,585
07/2021	$17,579	$24,105	$17,920
08/2021	$17,938	$24,793	$18,400
09/2021	$17,707	$23,681	$18,031
10/2021	$18,510	$25,282	$18,719
11/2021	$18,391	$24,897	$18,079
12/2021	$19,535	$25,877	$18,816
01/2022	$18,442	$24,355	$17,719
02/2022	$18,886	$23,741	$18,013
03/2022	$19,112	$24,512	$18,365
04/2022	$17,911	$22,312	$16,940
05/2022	$18,479	$22,282	$17,265
06/2022	$17,017	$20,418	$15,559
07/2022	$18,543	$22,333	$17,066
08/2022	$17,764	$21,500	$16,526
09/2022	$16,270	$19,506	$14,842
10/2022	$17,827	$21,106	$16,711
11/2022	$18,785	$22,208	$17,221
12/2022	$17,586	$20,907	$16,091
01/2023	$19,273	$22,347	$17,627
02/2023	$19,306	$21,825	$17,220
03/2023	$18,936	$22,408	$15,986
04/2023	$18,468	$22,647	$15,587
05/2023	$18,195	$22,735	$15,280
06/2023	$20,166	$24,288	$16,494
07/2023	$20,776	$25,158	$17,739
08/2023	$20,482	$24,673	$16,885
09/2023	$19,219	$23,497	$16,006
10/2023	$18,119	$22,875	$15,051
11/2023	$19,763	$25,008	$16,406
12/2023	$21,999	$26,334	$18,448
01/2024	$21,518	$26,626	$17,610
02/2024	$22,316	$28,067	$18,186
03/2024	$23,377	$28,973	$18,983
04/2024	$21,890	$27,698	$17,774
05/2024	$22,809	$29,006	$18,605
06/2024	$22,546	$29,904	$18,291
07/2024	$24,110	$30,460	$20,520
08/2024	$23,706	$31,123	$20,135
09/2024	$23,607	$31,767	$20,148
10/2024	$23,016	$31,534	$19,833
11/2024	$25,259	$33,632	$21,746
12/2024	$23,110	$32,604	$19,934

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class Y	5.05%	11.04%	8.74%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Value Index	8.05%	7.29%	7.14%

Previous Investment Adviser [Text Block]
Updated Performance Information Location [Text Block]		visit im.natixis.com/en-us/products/mutual-funds/price-and-performance
AssetsNet		$ 1,220,283,826
Holdings Count | Holding		61
Advisory Fees Paid, Amount		$ 8,955,710
InvestmentCompanyPortfolioTurnover		80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,220,283,826
# of Portfolio Holdings (including overnight repurchase agreements)	61
Portfolio Turnover Rate	80%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$8,955,710

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	34.8%
Short-Term Investments	5.7%
Textiles, Apparel & Luxury Goods	3.0%
Mortgage Real Estate Investment Trusts (REITs)	3.1%
Specialty Retail	3.1%
Health Care Providers & Services	3.2%
Chemicals	4.2%
Insurance	4.5%
Machinery	4.9%
Electronic Equipment, Instruments & Components	4.9%
Oil, Gas & Consumable Fuels	5.9%
Trading Companies & Distributors	6.3%
Banks	16.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Element Solutions, Inc.	3.4%
Comerica, Inc.	3.0%
Western Alliance Bancorp	3.0%
Zions Bancorp NA	2.7%
Beacon Roofing Supply, Inc.	2.7%
First American Financial Corp.	2.5%
Cushman & Wakefield PLC	2.5%
Celestica, Inc.	2.4%
Cullen/Frost Bankers, Inc.	2.2%
Cadence Bank	2.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.